*******************************************************************************
* SUBJECT TO COMPLETION DATED JANUARY 11, 1999                                *
*                                                                             *
* The information in this Prospectus is not complete and may be changed. We   *
* may not sell these securities until the registration statement filed with   *
* the Securities and Exchange Commission is effective. This Prospectus is not *
* an offer to sell these securities and is not soliciting an offer to buy     *
* these securities in any state where the offer or sale is not permitted.     *
*******************************************************************************


[AIM LOGO]




AIM AGGRESSIVE GROWTH FUND
                                                                   PROSPECTUS
                                                                   MARCH 1, 1999


AIM Aggressive Growth Fund seeks to provide long-term growth of capital by investing primarily in the common stocks of companies whose earnings the fund's portfolio managers expect to grow more than 15% per year.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION
   HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE
    INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS
                      YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND STRATEGIES..............................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.........................................3
PERFORMANCE INFORMATION..........................................................4
         ANNUAL TOTAL RETURNS....................................................4
         PERFORMANCE TABLE.......................................................4
FEE TABLE AND EXPENSE EXAMPLE....................................................6
         FEE TABLE...............................................................6
         EXPENSE EXAMPLE.........................................................6
FUND MANAGEMENT..................................................................8
         THE ADVISOR.............................................................8
         ADVISOR COMPENSATION....................................................8
         PORTFOLIO MANAGERS......................................................8
OTHER INFORMATION................................................................9
         INITIAL SALES CHARGES FOR CLASS A SHARES................................9
         DIVIDENDS AND DISTRIBUTIONS.............................................9
FUTURE FUND CLOSURE..............................................................9
FINANCIAL HIGHLIGHTS............................................................10
SHAREHOLDER INFORMATION........................................................A-1
         CHOOSING A SHARE CLASS................................................A-1
         PURCHASING SHARES.....................................................A-4
         REDEEMING SHARES......................................................A-6
         EXCHANGING SHARES.....................................................A-9
         PRICING OF SHARES....................................................A-11
         TAXES................................................................A-11
OBTAINING ADDITIONAL INFORMATION........................................BACK COVER







The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is to achieve long-term growth of capital by investing primarily in common stocks of companies whose earnings the fund's portfolio managers expect to grow more than 15% per year. The fund's investment objective may be changed by the fund's Board of Directors without shareholder approval.

The fund attempts to meet its objective by investing principally in securities of small-and medium-sized growth companies. The fund's portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of common stock fluctuates in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

The fund also may invest in common stock issued by foreign companies, which have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect the services provided to the fund or may affect companies in which the fund may invest, and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government entity.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year over a 10-year period. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]

AGGRESSIVE GROWTH FUND

YEAR           RETURN
1989           20.89%
1990           (6.50%)
1991           63.90%
1992           21.34%
1993           32.03%
1994           17.18%
1995           41.51%
1996           14.34%
1997           12.24%
1998                %

YEARS ENDED DECEMBER 31

During the 10-year period shown in the bar chart, the highest quarterly return was ______% (quarter ended______, 19[ ]) and the lowest quarterly return was _________% (quarter ended _________, 19[ ]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

================================================================================
         Average Annual Total Returns
  (for the periods ending December 31, 1998)
                                              1 Year     5 Years   10 Years
--------------------------------------------------------------------------------
Class A                                          %          %          %
--------------------------------------------------------------------------------
Russell 2000--Registered Trademark-- Index*
================================================================================

* The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                           Class A         Class B       Class C
                                                          ----------      ---------      ---------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                     5.50%           None           None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)              None(1)          5.00           1.00

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees                                            0.63%           0.63%          0.63%
     Distribution and/or Service (12b-1) Fees                   0.25            1.00           1.00
     Other Expenses:
       Transfer agent fees and costs                            0.13          [0.xx]         [0.xx]
       Other                                                    0.05          [0.xx]         [0.xx]
                                                          ----------      ---------      ---------
       Total Other Expenses                                     0.18          [0.xx]         [0.xx]
     Total Annual Fund Operating Expenses                       1.06          [1.xx]         [1.xx]
                                                          ==========      =========      =========

-------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           [ $                $               $                  $
Class B                                                n/a                n/a
Class C                                                n/a                n/a    ]

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           [ $                $               $                  $
Class B                                                n/a                n/a
Class C                                                n/a                n/a    ]

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment adviser. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over[ 90] investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of [0.63]% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc. a wholly owned subsidiary of the advisor, are

o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.

o Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc. In 1994, he was Equity Research Analyst/Assistant Portfolio Manager at Texas Commerce Investment Management Company.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FUTURE FUND CLOSURE

Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for the fund, the fund may periodically suspend or limit the offering of its shares.

During closed periods, the fund may impose different standards for reinvestment. Also, during those periods the fund will continue to pay Rule 12b-1 fees.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by KPMG Peat Marwick LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                        Class A
                                                                    ----------------------------------------------
                                                                                Year Ended October 31,
                                                                    ----------------------------------------------
                                                                       1998              1997             1996
                                                                    ----------         --------         --------
Net asset value, beginning of period                                $    xx.xx         $  xx.xx         $  xx.xx
                                                                    ----------         --------         --------
Income from investment operations:
Net investment income (loss)                                             (x.xx)           (x.xx)           (x.xx)
                                                                    ----------         --------         --------
Net gains on securities (both realized and unrealized)                   (x.xx)           (x.xx)           (x.xx)
                                                                    ==========         ========         ========
Total from investment operations                                         (x.xx)           (x.xx)           (x.xx)
                                                                    ==========         ========         ========
Distributions from net realized gains                                    (x.xx)           (x.xx)           (x.xx)
                                                                    ==========         ========         ========
Net asset value, end of period                                      $    xx.xx         $  xx.xx         $  xx.xx
                                                                    ==========         ========         ========
Total return (a)                                                         (x.xx)%          (x.xx)%          (x.xx)%
                                                                    ==========         ========         ========

Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   xx,xxx         $ xx,xxx         $ xx,xxx
                                                                    ==========         ========         ========
Ratio of expenses to average net assets (b)                               x.xx% (c)(d)     x.xx%            x.xx%
                                                                    ==========         ========         ========
Ratio of net investment income (loss) to average net assets (e)          (x.xx)% (c)      (x.xx)%          (x.xx)%
                                                                    ==========         ========         ========
Portfolio turnover rate                                                     xx%              xx%              xx%
                                                                    ==========         ========         ========
                                                                               Class A
                                                                   --------------------------
                                                                      Year Ended October 31,
                                                                   --------------------------
                                                                      1995             1994
                                                                    --------         --------
Net asset value, beginning of period                                $  xx.xx         $  xx.xx
                                                                    --------         --------
Income from investment operations:
Net investment income (loss)                                           (x.xx)           (x.xx)
                                                                    --------         --------
Net gains on securities (both realized and unrealized)                 (x.xx)           (x.xx)
                                                                    ========         ========
Total from investment operations                                       (x.xx)           (x.xx)
                                                                    ========         ========
Distributions from net realized gains                                  (x.xx)           (x.xx)
                                                                    ========         ========
Net asset value, end of period                                      $  xx.xx         $  xx.xx
                                                                    ========         ========
Total return (a)                                                       (x.xx)%          (x.xx)%
                                                                    ========         ========

Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $ xx,xxx         $ xx,xxx
                                                                    ========         ========
Ratio of expenses to average net assets (b)                             x.xx%            x.xx%
                                                                    ========         ========
Ratio of net investment income (loss) to average net assets (e)        (x.xx)%          (x.xx)%
                                                                    ========         ========
Portfolio turnover rate                                                   xx%              xx%
                                                                    ========         ========

(a) Does not deduct sales charges and are not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.

(c)  Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.

(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION

Choosing a Share Class

Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                    CLASS B                            CLASS C

o    Initial sales charge  o    No initial sales charge       o    No initial sales charge

o    Reduced or            o    Contingent deferred           o    Contingent deferred
     waived initial             sales charge on                    sales charge on
     sales charge for           redemptions within                 redemptions within
     certain purchases          six years                          one year

o    Lower distribution    o    12b-1 fee of 1.00%            o    12b-1 fee of 1.00%
     and service (12b-1)
     fee than Class B or
     Class C shares
     (See "Fee Table       o    Converts to Class A           o    Does not convert to
     and Expense                shares after eight years           Class A shares
     Example")                  along with a pro rata
                                portion of its reinvested
                                dividends and distributions*

o    Generally more        o    Purchase orders limited        o    Generally more
     appropriate for long-      to amounts less than                appropriate for short-
     term investors             $250,000                            term investors


* If you held Class B shares of AIM Global Trends Fund on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

Initial Sales Charges

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I Initial Sales Charges
--------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

             Less than $   25,000       5.50%               5.82%
$ 25,000 but less than $   50,000       5.25                5.54
$ 50,000 but less than $  100,000       4.75                4.99
$100,000 but less than $  250,000       3.75                3.90
$250,000 but less than $  500,000       3.00                3.09
$500,000 but less than $1,000,000       2.00                2.04


CATEGORY II Initial Sales Charges
---------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

              Less than $   50,000        4.75%            4.99%
$  50,000 but less than $  100,000        4.00             4.17
$ 100,000 but less than $  250,000        3.75             3.90
$ 250,000 but less than $  500,000        2.50             2.56
$ 500,000 but less than $1,000,000        2.00             2.04


CATEGORY III Initial Sales Charges
----------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------


             Less than $ 100,000       1.00%                1.01%
$100,000 but less than $ 250,000       0.75                 0.76
$250,000 but less than $1,000,000      0.50                 0.50


Contingent Deferred Sales Charges for Class A Shares

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

Contingent Deferred Sales Charges for Class B and Class C Shares

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


                                     CLASS B                   CLASS C
                              CDSC AS A PERCENTAGE      CDSC AS A PERCENTAGE
                                OF DOLLAR AMOUNT          OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE MADE      SUBJECT TO CHARGE         SUBJECT TO CHARGE
  ------------------------      -----------------         -----------------

            First                      5%                        1%
           Second                      4%                       None
            Third                      3%                       None
           Fourth                      3%                       None
            Fifth                      2%                       None
            Sixth                      1%                       None
    Seventh and following             None                      None


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Reduced Sales Charges

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

Initial Sales Charge Exceptions

You will not pay initial sales charges

o     on shares purchased by reinvesting dividends and distributions;

o     when exchanging shares among certain AIM Funds;

o     when using the reinstatement privilege; and

o when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

Contingent Deferred Sales Charge (CDSC) Exceptions

You will not pay a CDSC

o     if you redeem Class B shares you held for more than six years;

o     if you redeem Class C shares you held for more than one year;

o if you redeem shares acquired through reinvestment of dividends and distributions; and

o     on increases in the net asset value of your shares.

There may be other situations in which you or other shareholders may be able to purchase or redeem shares at reduced or without sales charges. You should consult the fund's Statement of Additional Information for details regarding these situations.

Purchasing Shares

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                   Type of Account                                        Initial          Additional
                                                                                        Investments       Investments
-------------------------------------------------------------------------------------------------------------------------

Savings Plans (money-purchase/profit sharing plans, 401(k) plans, Simplified            $0 ($25 per          $25
Employee Pension (SEP) accounts, Salary Reduction (SARSEP) accounts, Savings            AIM Fund
Incentive Match Plans for Employee IRA (Simple IRA) accounts, 403(b) or 457             investment
plans)                                                                                  for salary
                                                                                        deferrals
                                                                                        from Savings
                                                                                        Plans)
-------------------------------------------------------------------------------------------------------------------------
Automatic Investment Plans                                                              $50                  $50
-------------------------------------------------------------------------------------------------------------------------
IRA, Education IRA or Roth IRA                                                          $250                 $50
-------------------------------------------------------------------------------------------------------------------------
All other accounts                                                                      $500                 $50
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

There are several ways you can purchase your shares. You can make direct purchases or select from one of three automatic investment methods.

DIRECT PURCHASES


                      Opening An Account                                            Adding to An Account

Through a
Financial
Consultant            Contact your financial consultant.                            Same

By Mail               Mail completed Account                                   Mail your check and the
                      Application and purchase payment to the transfer agent,       remittance slip from
                      A I M Fund Services, Inc., P.O. Box 4739,                     your confirmation statement
                      Houston, TX 77210-4739.                                       to the transfer agent.

By Wire               Mail completed Account                                        Call the transfer agent to
                      Application to the transfer agent.                            receive a reference number.
                      Call the transfer agent at                                    Then, use the wire
                      (800) 959-4246 to receive a reference number.                 instructions at left.
                      Then, use the following wire instructions:

                      Beneficiary Bank ABA/Routing #:113000609
                      Beneficiary Account Number:    00100366807
                      Beneficiary Account Name:      A I M Fund Services, Inc.
                      RFB:                           Fund Name, Reference #
                      OBI:                           Your Name, Account #

By AIM Bank
Connection(sm)        Open your account using one of the methods described          Mail completed AIM Bank
                      above.                                                        Connection(sm) form to the
                                                                                    transfer agent.  Once
                                                                                    the transfer agent has
                                                                                    received the form, call the
                                                                                    transfer agent to place your
                                                                                    purchase.


SPECIAL PLANS

Automatic Investment Plan

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration and in the same class of shares. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested at net asset value in certain AIM Funds without paying a sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions
(1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2)   Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

Retirement Plans

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

Redeeming Shares

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES


Through a
Financial Consultant           Contact your financial consultant.

By Mail                        Send a written request to the transfer agent.
                               Requests must include (1) original signatures of all registered owners; (2) the name of the AIM
                               Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.
                               If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan.
                               Contact your employer for details.

By Telephone                   Call the transfer agent. You will be allowed to
                               redeem by telephone if (1) the proceeds are to be
                               mailed to the address on record with us or
                               transferred electronically to a pre-authorized
                               checking account; (2) the address on record with
                               us has not been changed within the last thirty
                               days; (3) you do not hold physical share
                               certificates; (4) you can provide proper
                               identification information; (5) the proceeds of
                               the redemption do not exceed $50,000; and (6) you
                               have not previously declined the telephone
                               redemption privilege. Certain accounts, including
                               retirement accounts and 403(b) plans, may not
                               redeem by telephone. The transfer agent must
                               receive your call during the hours the NYSE is
                               open for business in order to effect the
                               redemption at that day's closing price.


TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Payment for Systematic Withdrawals

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

Redemptions by Check (Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)   the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax- Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year and it may be considered a taxable event.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

You will not pay a sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
         Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

         (a)  one another;

         (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

         (c)  Class A shares of another AIM Fund, but only if

              (i)  you acquired the original shares before May 1, 1994; or

              (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

         (a)  one another;

         (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

              (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

              (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

         (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

Pricing of Shares

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]


OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:            A I M Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 347-4246

BY E-MAIL:          general@aimfunds.com

ON THE INTERNET:    http://www.aimfunds.com (prospectuses and annual and
                    semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800- SEC-0330 for information about the Public Reference Room.

AIM Aggressive Growth Fund
SEC 1940 Act file number: 811-1424

*******************************************************************************
* SUBJECT TO COMPLETION DATED JANUARY 11, 1999                                *
*                                                                             *
* The information in this Prospectus is not complete and may be changed. We   *
* may not sell these securities until the registration statement filed with   *
* the Securities and Exchange Commission is effective. This Prospectus is not *
* an offer to sell these securities and is not soliciting an offer to buy     *
* these securities in any state where the offer or sale is not permitted.     *
*******************************************************************************


[AIM LOGO]




AIM LARGE CAP GROWTH FUND
                                                                  PROSPECTUS
                                                                  MARCH 1, 1999


AIM Large Cap Growth Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

      AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE
                 WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND STRATEGIES..........................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.....................................3
FEE TABLE AND EXPENSE EXAMPLE................................................4
         FEE TABLE...........................................................4
         EXPENSE EXAMPLE.....................................................4
FUND MANAGEMENT..............................................................6
         THE ADVISOR.........................................................6
         ADVISOR COMPENSATION................................................6
         PORTFOLIO MANAGERS..................................................6
OTHER INFORMATION............................................................7
         INITIAL SALES CHARGES FOR CLASS A SHARES............................7
         DIVIDENDS AND DISTRIBUTIONS.........................................7
SHAREHOLDER INFORMATION....................................................A-1
         CHOOSING A SHARE CLASS............................................A-1
         PURCHASING SHARES.................................................A-4
         REDEEMING SHARES..................................................A-6
         EXCHANGING SHARES.................................................A-9
         PRICING OF SHARES................................................A-11
         TAXES............................................................A-11
OBTAINING ADDITIONAL INFORMATION....................................BACK COVER


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Directors without shareholder approval.

The fund attempts to meet its objective by investing in large-capitalization company securities. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies with market capitalizations that are within the top 50% of large cap stocks in the Russell 1000--Registered Trademark--Index at the time of purchase. Under normal conditions, the top 10 holdings may comprise up to a third of the portfolio's net assets.

The fund's portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The fund's portfolio managers usually sell a particular security when they believe the securities no longer have that potential.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of common stock fluctuates in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Also, since a large percentage of the fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the fund.

The fund also may invest in common stock issued by foreign companies, which have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect the services provided to the fund or may affect companies in which the fund may invest, and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government entity.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                             Class A   Class B   Class C
                                                             -------   -------   -------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                   5.50%      None      None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)             None(1)    5.00      1.00

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees                                          0.75%      0.75%     0.75%
     Distribution and/or Service (12b-1) Fees                 0.35       1.00      1.00
     Other Expenses:(2)
       Transfer agent fees and costs                          [0.17      0.23      0.23
       Other                                                  0.03       0.03      0.03]
                                                              ----       ----      ----
       Total Other Expenses                                   0.52       0.52      0.52
     Total Annual Fund Operating Expenses                     1.62       2.37      2.37
                                                              ----       ----      ----
     Fee Waiver(3)                                           [(   )     (    )    (    )
     Net Expenses                                                                      ]
                                                              ----       ----      ----

-------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) "Other Expenses" are based on estimated amounts for the current fiscal year.
[(3) The investment advisor has agreed to waive a portion of its fees. The waiver may not be terminated without the approval of the fund's Board of Directors.]

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years
             ------     -------
Class A      $          $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

             1 Year     3 Years
             ------     -------
Class A      $          $
Class B
Class C

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment adviser. The advisor is are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [90] investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

[The advisor is to receive a fee from the fund calculated at the annual rate of 0.75% of the first $1 billion of net assets, 0.70% over $1 billion to and including $2 billion of net assets and 0.625% of net assets over $2 billion.]

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1986.

o Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995. From 1991 to 1995, she was Senior Financial Analyst for Shell Oil Co. Pension Trust.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

SHAREHOLDER INFORMATION

Choosing a Share Class

Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                    CLASS B                            CLASS C

o    Initial sales charge  o    No initial sales charge       o    No initial sales charge

o    Reduced or            o    Contingent deferred           o    Contingent deferred
     waived initial             sales charge on                    sales charge on
     sales charge for           redemptions within                 redemptions within
     certain purchases          six years                          one year

o    Lower distribution    o    12b-1 fee of 1.00%            o    12b-1 fee of 1.00%
     and service (12b-1)
     fee than Class B or
     Class C shares
     (See "Fee Table       o    Converts to Class A           o    Does not convert to
     and Expense                shares after eight years           Class A shares
     Example")                  along with a pro rata
                                portion of its reinvested
                                dividends and distributions*

o    Generally more        o    Purchase orders limited        o    Generally more
     appropriate for long-      to amounts less than                appropriate for short-
     term investors             $250,000                            term investors


* If you held Class B shares of AIM Global Trends Fund on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

Initial Sales Charges

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I Initial Sales Charges
--------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

             Less than $   25,000       5.50%               5.82%
$ 25,000 but less than $   50,000       5.25                5.54
$ 50,000 but less than $  100,000       4.75                4.99
$100,000 but less than $  250,000       3.75                3.90
$250,000 but less than $  500,000       3.00                3.09
$500,000 but less than $1,000,000       2.00                2.04


CATEGORY II Initial Sales Charges
---------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

              Less than $   50,000        4.75%            4.99%
$  50,000 but less than $  100,000        4.00             4.17
$ 100,000 but less than $  250,000        3.75             3.90
$ 250,000 but less than $  500,000        2.50             2.56
$ 500,000 but less than $1,000,000        2.00             2.04


CATEGORY III Initial Sales Charges
----------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------


             Less than $ 100,000       1.00%                1.01%
$100,000 but less than $ 250,000       0.75                 0.76
$250,000 but less than $1,000,000      0.50                 0.50


Contingent Deferred Sales Charges for Class A Shares

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

Contingent Deferred Sales Charges for Class B and Class C Shares

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


                                     CLASS B                   CLASS C
                              CDSC AS A PERCENTAGE      CDSC AS A PERCENTAGE
                                OF DOLLAR AMOUNT          OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE MADE      SUBJECT TO CHARGE         SUBJECT TO CHARGE
  ------------------------      -----------------         -----------------

            First                      5%                        1%
           Second                      4%                       None
            Third                      3%                       None
           Fourth                      3%                       None
            Fifth                      2%                       None
            Sixth                      1%                       None
    Seventh and following             None                      None


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Reduced Sales Charges

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

Initial Sales Charge Exceptions

You will not pay initial sales charges

o     on shares purchased by reinvesting dividends and distributions;

o     when exchanging shares among certain AIM Funds;

o     when using the reinstatement privilege; and

o when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

Contingent Deferred Sales Charge (CDSC) Exceptions

You will not pay a CDSC

o     if you redeem Class B shares you held for more than six years;

o     if you redeem Class C shares you held for more than one year;

o if you redeem shares acquired through reinvestment of dividends and distributions; and

o     on increases in the net asset value of your shares.

There may be other situations in which you or other shareholders may be able to purchase or redeem shares at reduced or without sales charges. You should consult the fund's Statement of Additional Information for details regarding these situations.

Purchasing Shares

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                   Type of Account                                        Initial          Additional
                                                                                        Investments       Investments
-------------------------------------------------------------------------------------------------------------------------

Savings Plans (money-purchase/profit sharing plans, 401(k) plans, Simplified            $0 ($25 per          $25
Employee Pension (SEP) accounts, Salary Reduction (SARSEP) accounts, Savings            AIM Fund
Incentive Match Plans for Employee IRA (Simple IRA) accounts, 403(b) or 457             investment
plans)                                                                                  for salary
                                                                                        deferrals
                                                                                        from Savings
                                                                                        Plans)
-------------------------------------------------------------------------------------------------------------------------
Automatic Investment Plans                                                              $50                  $50
-------------------------------------------------------------------------------------------------------------------------
IRA, Education IRA or Roth IRA                                                          $250                 $50
-------------------------------------------------------------------------------------------------------------------------
All other accounts                                                                      $500                 $50
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

There are several ways you can purchase your shares. You can make direct purchases or select from one of three automatic investment methods.

DIRECT PURCHASES


                      Opening An Account                                            Adding to An Account

Through a
Financial
Consultant            Contact your financial consultant.                            Same

By Mail               Mail completed Account                                   Mail your check and the
                      Application and purchase payment to the transfer agent,       remittance slip from
                      A I M Fund Services, Inc., P.O. Box 4739,                     your confirmation statement
                      Houston, TX 77210-4739.                                       to the transfer agent.

By Wire               Mail completed Account                                        Call the transfer agent to
                      Application to the transfer agent.                            receive a reference number.
                      Call the transfer agent at                                    Then, use the wire
                      (800) 959-4246 to receive a reference number.                 instructions at left.
                      Then, use the following wire instructions:

                      Beneficiary Bank ABA/Routing #:113000609
                      Beneficiary Account Number:    00100366807
                      Beneficiary Account Name:      A I M Fund Services, Inc.
                      RFB:                           Fund Name, Reference #
                      OBI:                           Your Name, Account #

By AIM Bank
Connection(sm)        Open your account using one of the methods described          Mail completed AIM Bank
                      above.                                                        Connection(sm) form to the
                                                                                    transfer agent.  Once
                                                                                    the transfer agent has
                                                                                    received the form, call the
                                                                                    transfer agent to place your
                                                                                    purchase.


SPECIAL PLANS

Automatic Investment Plan

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration and in the same class of shares. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested at net asset value in certain AIM Funds without paying a sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions
(1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2)   Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

Retirement Plans

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

Redeeming Shares

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES


Through a
Financial Consultant           Contact your financial consultant.

By Mail                        Send a written request to the transfer agent.
                               Requests must include (1) original signatures of all registered owners; (2) the name of the AIM
                               Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.
                               If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan.
                               Contact your employer for details.

By Telephone                   Call the transfer agent. You will be allowed to
                               redeem by telephone if (1) the proceeds are to be
                               mailed to the address on record with us or
                               transferred electronically to a pre-authorized
                               checking account; (2) the address on record with
                               us has not been changed within the last thirty
                               days; (3) you do not hold physical share
                               certificates; (4) you can provide proper
                               identification information; (5) the proceeds of
                               the redemption do not exceed $50,000; and (6) you
                               have not previously declined the telephone
                               redemption privilege. Certain accounts, including
                               retirement accounts and 403(b) plans, may not
                               redeem by telephone. The transfer agent must
                               receive your call during the hours the NYSE is
                               open for business in order to effect the
                               redemption at that day's closing price.


TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Payment for Systematic Withdrawals

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

Redemptions by Check (Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)   the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax- Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year and it may be considered a taxable event.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

You will not pay a sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
         Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

         (a)  one another;

         (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

         (c)  Class A shares of another AIM Fund, but only if

              (i)  you acquired the original shares before May 1, 1994; or

              (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

         (a)  one another;

         (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

              (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

              (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

         (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

Pricing of Shares

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark--or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:                   A I M Distributors, Inc.
                           11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

BY TELEPHONE:              (800) 347-4246

BY E-MAIL:                 general@aimfunds.com

ON THE INTERNET:           http://www.aimfunds.com (prospectuses and annual and
                           semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.



AIM Large Cap Growth Fund
SEC 1940 Act file number: 811-1424

*******************************************************************************
* SUBJECT TO COMPLETION DATED JANUARY 11, 1999                                *
*                                                                             *
* The information in this Statement of Additional Information is not          *
* complete and may be changed. We may not sell these securities until the     *
* registration statement filed with the Securities and Exchange Commission    *
* is effective. This Statement of Additional Information is not an offer to   *
* sell these securities and is not soliciting an offer to buy these           *
* securities in any state where the offer or sale is not permitted.           *
*******************************************************************************

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION


                                RETAIL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND

                               AIM BLUE CHIP FUND

                          AIM CAPITAL DEVELOPMENT FUND

                                AIM CHARTER FUND

                             AIM CONSTELLATION FUND

                            AIM LARGE CAP GROWTH FUND

                               AIM WEINGARTEN FUND




                              (SERIES PORTFOLIOS OF
                             AIM EQUITY FUNDS, INC.)


                                11 GREENWAY PLAZA
                                    SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919


                                   ----------

          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                    AND IT SHOULD BE READ IN CONJUNCTION WITH
                     A PROSPECTUS OF THE ABOVE-NAMED FUNDS,
                 A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE
                      FROM AUTHORIZED DEALERS OR BY WRITING
                            A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON, TX 77210-4739
                          OR BY CALLING (800) 347-4246.

                                   ----------

            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1999,
   RELATING TO THE AIM AGGRESSIVE GROWTH FUND PROSPECTUS DATED MARCH 1, 1999,
             THE AIM BLUE CHIP FUND PROSPECTUS DATED MARCH 1, 1999,
        THE AIM CAPITAL DEVELOPMENT FUND PROSPECTUS DATED MARCH 1, 1999,
              THE AIM CHARTER FUND PROSPECTUS DATED MARCH 1, 1999,
           THE AIM CONSTELLATION FUND PROSPECTUS DATED MARCH 1, 1999,
          THE AIM LARGE CAP GROWTH FUND PROSPECTUS DATED MARCH 1, 1999,
           AND THE AIM WEINGARTEN FUND PROSPECTUS DATED MARCH 1, 1999

                                TABLE OF CONTENTS

                                                                                                       PAGE
                                                                                                       ----
INTRODUCTION .......................................................................................     1

GENERAL INFORMATION ABOUT THE FUNDS ................................................................     1
         The Company and Its Shares ................................................................     1

PERFORMANCE ........................................................................................     2
         Total Return Calculations .................................................................     3
         Yield Quotations ..........................................................................     4
         Historical Portfolio Results ..............................................................     4

PORTFOLIO TRANSACTIONS AND BROKERAGE ...............................................................     7
         General Brokerage Policy ..................................................................     7
         Allocation of Portfolio Transactions ......................................................     8
         Section 28(e) Standards ...................................................................     8
         Transactions with Regular Brokers .........................................................     9
         Brokerage Commissions Paid ................................................................     9
         Portfolio Turnover ........................................................................    10

INVESTMENT STRATEGIES AND RISKS ....................................................................    10
         Real Estate Investment Trusts .............................................................    11
         Foreign Securities ........................................................................    12
         Foreign Exchange Transactions .............................................................    13
         Illiquid Securities .......................................................................    14
         Rule 144A Securities ......................................................................    14
         Lending of Portfolio Securities ...........................................................    14
         Repurchase Agreements .....................................................................    14
         Reverse Repurchase Agreements .............................................................    15
         Special Situations ........................................................................    15
         Short Sales ...............................................................................    15
         Warrants ..................................................................................    16
         Options ...................................................................................    16
         Combined Option Positions .................................................................    17
         Futures Contracts .........................................................................    17
                  Stock Index Futures Contracts ....................................................    18
                  Foreign Currency Futures Contracts ...............................................    18
         Options on Futures Contracts ..............................................................    18
         Risks as to Futures Contracts and Related Options .........................................    19
         Securities Issued on a When-Issued or Delayed Delivery Basis ..............................    20
         Investment in Unseasoned Issuers ..........................................................    20
         Investment in Other Investment Companies ..................................................    20

INVESTMENT RESTRICTIONS ............................................................................    20
         Aggressive Growth .........................................................................    20
         Blue Chip .................................................................................    21
         Capital Development .......................................................................    22
         Charter ...................................................................................    23
         Constellation .............................................................................    24
         Large Cap .................................................................................    25
         Weingarten ................................................................................    26


MANAGEMENT .........................................................................................    26
         Directors and Officers ....................................................................    27
                  Remuneration of Directors ........................................................    30
                  AIM Funds Retirement Plan for Eligible Directors/Trustees ........................    31
                  Deferred Compensation Agreements .................................................    32
         Investment Advisory, Administrative Services and Sub-Advisory Agreements ..................    32

DISTRIBUTION PLANS .................................................................................    36
         The Class A and C Plan ....................................................................    36
         The Class B Plan ..........................................................................    37
         Both Plans ................................................................................    37

THE DISTRIBUTOR ....................................................................................    41
         Sales Charges and Dealer Concessions ......................................................    43

REDUCTIONS IN INITIAL SALES CHARGES ................................................................    46
         Contingent Deferred Sales Charge Exceptions ...............................................    49

HOW TO PURCHASE AND REDEEM SHARES ..................................................................    50
         Backup Withholding ........................................................................    51

NET ASSET VALUE DETERMINATION ......................................................................    52

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS ...........................................................    53
         Reinvestment of Dividends and Distributions ...............................................    53
         Tax Matters ...............................................................................    53
         Qualification as a Regulated Investment Company ...........................................    53
         Determination of Taxable Income of a Regulated Investment Company .........................    54
         Excise Tax on Regulated Investment Companies ..............................................    55
         Fund Distributions ........................................................................    55
         Sale or Redemption of Shares ..............................................................    57
         Foreign Shareholders ......................................................................    58
         Effect of Future Legislation; Local Tax Considerations ....................................    58

SHAREHOLDER INFORMATION ............................................................................    58

MISCELLANEOUS INFORMATION ..........................................................................    61
         Charges for Certain Account Information ...................................................    61
         Audit Reports .............................................................................    61
         Legal Matters .............................................................................    61
         Custodian and Transfer Agent ..............................................................    61
         Principal Holders of Securities ...........................................................    62
         Other Information .........................................................................    69

APPENDIX ...........................................................................................    70
         Description of Commercial Paper Ratings ...................................................    70
         Description of Corporate Bond Ratings .....................................................    70

FINANCIAL STATEMENTS ...............................................................................    FS


                                  INTRODUCTION

         AIM Equity Funds, Inc. (the "Company") is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. The information for the Retail Classes of AIM Aggressive Growth Fund ("Aggressive Growth") is included in a Prospectus dated March 1, 1999. The information for the Retail Classes of AIM Blue Chip Fund ("Blue Chip") is included in a Prospectus dated March 1, 1999. The information for the Retail Classes of AIM Capital Development Fund ("Capital Development") is included in a Prospectus dated March 1, 1999. The information for the Retail Classes of AIM Charter Fund ("Charter") is included in a Prospectus dated March 1, 1999. The information for the Retail Classes of AIM Constellation Fund ("Constellation") in included in a Prospectus dated March 1, 1999. The information for the Retail Classes of AIM Large Cap Growth Fund ("Large Cap") is included in a Prospectus dated March 1, 1999. The information for the Retail Classes of AIM Weingarten Fund ("Weingarten") is included in a Prospectus dated March 1, 1999. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.

         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges described under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUNDS

THE COMPANY AND ITS SHARES

         The Company was organized in 1988 as a Maryland corporation, and is registered with the SEC as a diversified open-end series management investment company. The Company currently consists of seven separate portfolios: Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap, and Weingarten (each a "Fund" and collectively, the "Funds"). Charter, Weingarten and Constellation each have four separate classes: Class A, Class B and Class C and an Institutional Class. Aggressive Growth, Blue Chip, Capital Development, and Large Cap each have three classes of shares: Class A, Class B and Class C shares. Class A shares (sold with a front-end sales charge) and Class B and Class C shares (each sold with a contingent deferred sales charge) of the Funds are also referred to as the Retail Classes. Prior to October 15, 1993, Aggressive Growth was a portfolio of AIM Funds Group ("AFG"), a Massachusetts business trust. Pursuant to an Agreement and Plan of Reorganization between AFG and the Company, Aggressive Growth was redomesticated as a portfolio of the Company. [All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to Aggressive Growth is that of AFG's Aggressive Growth.] Blue Chip acquired the investment portfolio of Baird Blue Chip Fund, Inc. (the "BBC Fund"), a registered management investment company, on June 3, 1996, in a corporate reorganization. All historical financial information contained in this Statement of Additional Information for periods prior to June 3, 1996, relating to Blue Chip is that of the BBC Fund. Capital Development acquired substantially all of the assets of

Baird Capital Development Fund, Inc., a registered management investment company, on August 12, 1996 in a corporate reorganization.

         This Statement of Additional Information relates solely to the Retail Classes of the Funds.

         The term "majority of the outstanding shares" of the Company, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Company, such Fund or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Company, such Fund or such class.

         Shares of the Retail Class and the Institutional Class of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Company's Board of Directors with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the different classes of shares, where applicable, of a Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan.

         Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any directors of the Company.

         Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is required under the Investment Company Act of 1940, as amended, (the "1940 Act") to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.


                                   PERFORMANCE

         Each Fund's performance may be quoted in advertising in terms of yield or total return. All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charge) to which investments in shares of the Funds may be subject. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted.

         Standardized total return for Class A shares of a Fund reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B shares of a Fund reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Standardized total return for Class C shares of a Fund reflects the deduction of a 1% contingent deferred sales charge, if applicable, on a redemption of shares held for the period.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested and that all charges and expenses are deducted. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN A FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss.

         Yield is computed in accordance with the standardized formula described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of a Fund's investments, the Fund's maturity and the Fund's operating expense ratio.

         [From time to time and in its discretion, A I M Advisors, Inc. ("AIM") or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. The waiver may not be terminated without the approval of the Fund's Board of Directors.] Such a practice will have the effect of increasing that Fund's yield and total return. The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.

         Additional performance information is contained in a Fund's Annual Report to Shareholders, which is available upon request without charge.

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of such Fund.

         In addition to average annual returns, the Retail Class of each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration. Total returns may be quoted with or without taking the applicable Fund's maximum applicable Class A front-end sales charge or Class B or Class C contingent deferred sales charge into account. Excluding sales charges from a total return calculation produces a higher total return figure.

YIELD QUOTATIONS

         The standard formula for calculating yield is as follows:
                                                    6
                       YIELD = 2[((a-b)/(c x d) + 1)  -1]

Where a =   dividends and interest earned during a stated 30-day period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

      b =   expense accrued during period (net of reimbursement).

      c =   the average daily number of shares outstanding during the period.

      d =   the maximum offering price per share on the last day of the period.

HISTORICAL PORTFOLIO RESULTS

         Total returns for Class A shares of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation and Weingarten, for the one-year, five-year, ten-year, fifteen-year and twenty-year (or since inception, if shorter) periods ended October 31, 1998 (which include the maximum sales charge of 5.50% and reinvestment of all dividends and distributions), were as follows:

                                                          CLASS A AVERAGE ANNUAL RETURNS
                                                          ------------------------------

                                           ONE        FIVE          TEN      FIFTEEN     TWENTY       SINCE
                                          YEAR        YEARS        YEARS      YEARS       YEARS    INCEPTION*
                                          ----        -----        -----      -----       -----    ----------
AGGRESSIVE GROWTH                               %           %            %     N/A         N/A              %
                                        --------    --------     --------                           --------
BLUE CHIP                                       %           %            %     N/A         N/A              %
                                        --------    --------     --------                           --------
CAPITAL DEVELOPMENT                             %      N/A          N/A        N/A         N/A              %
                                        --------                                                    --------
CHARTER                                         %           %            %          %           %           %
                                        --------    --------     --------   --------    --------    --------
WEINGARTEN                                      %           %            %          %           %           %
                                        --------    --------     --------   --------    --------    --------
CONSTELLATION                                   %           %            %          %           %           %
                                        --------    --------     --------   --------    --------    --------

                                                                CLASS A CUMULATIVE RETURNS
                                                                --------------------------

                                           ONE        FIVE          TEN      FIFTEEN     TWENTY       SINCE
                                          YEAR        YEARS        YEARS      YEARS       YEARS    INCEPTION*
                                          ----        -----        -----      -----       -----    ----------
AGGRESSIVE GROWTH                               %           %            %     N/A         N/A              %
                                        --------    --------     --------                           --------
BLUE CHIP                                       %           %            %     N/A         N/A              %
                                        --------    --------     --------                           --------
CAPITAL DEVELOPMENT                             %      N/A          N/A        N/A         N/A              %
                                        --------                                                    --------
CHARTER                                         %           %            %          %           %           %
                                        --------    --------     --------   --------    --------    --------
CONSTELLATION                                   %           %            %          %           %           %
                                        --------    --------     --------   --------    --------    --------
WEINGARTEN                                      %           %            %          %           %           %
                                        --------    --------     --------   --------    --------    --------


* The inception dates for the Class A shares of the Funds are May 1, 1984, February 4, 1987, June 17, 1996, November 26, 1968, April 30,
         1976 and June 17, 1969, respectively.

         Blue Chip acquired the investment portfolio of the BBC Fund on June 3, 1996. The performance data set forth above for Blue Chip includes performance data of the BBC Fund for periods prior to June 3, 1996.

         During the 10-year period ended October 31, 1998, a hypothetical $1,000 investment at the beginning of such period in Class A shares of Aggressive Growth, Blue Chip, Charter, Constellation and Weingarten would have been worth $______, $_____, $_____, $_____ and $____, respectively, assuming all distributions were reinvested.

         During the 15-year period ended October 31, 1998, a hypothetical $1,000 investment at the beginning of such period in Class A shares of Charter, Constellation and Weingarten would have been worth $______, $______ and $______, respectively, assuming all dividends were reinvested.

         During the 20-year period ended October 31, 1998, a hypothetical $1,000 investment at the beginning of such period in Class A shares of Charter, Constellation and Weingarten would have been worth $______, $______ and $______, respectively, assuming all distributions were reinvested.

         Blue Chip and Capital Development's total returns for Class B shares for the period ended October 31, 1998 and the period October 1, 1996 (inception date for Class B shares) through October 31, 1998 (which include the maximum contingent deferred sales charge of 5% and reinvestment of all dividends and distributions), Charter and Weingarten's total returns for Class B shares for the period ended October 31, 1998 and the period June 26, 1995 (inception date for Class B shares of Charter and Weingarten) through October 31, 1998 (which include the maximum contingent deferred sales charge of 5% and reinvestment of all dividends and distributions), and Constellation's total returns for Class B shares for the period November 3, 1997 (inception date for Class B shares) through October 31, 1998 (which include the maximum contingent deferred sales charge of 5% and reinvestment of all dividends and distributions) were as follows:


                                        CLASS B AVERAGE ANNUAL RETURNS
                                        ------------------------------

                                                                             Since
                                                        One Year           Inception*
                                                        --------           ----------
                  BLUE CHIP                                     %                   %
                                                        --------            --------
                  CAPITAL DEVELOPMENT                           %                   %
                                                        --------            --------
                  CHARTER                                       %                   %
                                                        --------            --------
                  CONSTELLATION                            N/A                      %
                                                                            --------
                  WEINGARTEN                                    %                   %
                                                        --------            --------


                                        CLASS B CUMULATIVE RETURNS
                                        --------------------------

                                                                             Since
                                                        One Year           Inception*
                                                        --------           ----------
                  BLUE CHIP                                     %                   %
                                                        --------            --------
                  CAPITAL DEVELOPMENT                           %                   %
                                                        --------            --------
                  CHARTER                                       %                   %
                                                        --------            --------
                  CONSTELLATION                            N/A                      %
                                                                            --------
                  WEINGARTEN                                    %                   %
                                                        --------            --------

* The inception dates for the Class B shares of the Funds are October 1, 1996, October 1, 1996, June 26, 1995, November 3, 1997 and June 26,
         1995, respectively.

         Total returns for Class C shares of Blue Chip, Capital Development, Charter, Constellation and Weingarten, for the period ended October 31, 1998 and the period August 4, 1997 (inception date for Class C shares) through October 31, 1998, were as follows:

                                                      CLASS C AVERAGE ANNUAL RETURNS
                                                      ------------------------------

                                                                             Since
                                                        One Year           Inception*
                                                        --------           ----------
                  BLUE CHIP                                     %                   %
                                                        --------            --------
                  CAPITAL DEVELOPMENT                           %                   %
                                                        --------            --------
                  CHARTER                                       %                   %
                                                        --------            --------
                  CONSTELLATION                                 %                  %
                                                        --------            -------
                  WEINGARTEN                                    %                   %
                                                        --------            --------

                                                         CLASS C CUMULATIVE RETURNS
                                                         --------------------------

                                                                             Since
                                                        One Year           Inception*
                                                        --------           ----------
                  BLUE CHIP                                     %                   %
                                                        --------            --------
                  CAPITAL DEVELOPMENT                           %                   %
                                                        --------            --------
                  CHARTER                                       %                   %
                                                        --------            --------
                  CONSTELLATION                                 %                   %
                                                        --------            --------
                  WEINGARTEN                                    %                   %
                                                        --------            --------

* The inception date for the Class C shares of the Funds is August 4, 1997.

         The performance data listed above is not necessarily indicative of the future performance of any of the Funds.

         Average annual return is not available for Class A, B and C shares of Large Cap and Class B and C shares of Aggressive Growth because these classes had no operations prior to October 31, 1998.

         Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services.

         Each Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as the Consumer Price Index ("CPI"), the Russell--Registered Trademark-- indices, the Standard & Poor's 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts.

         The CPI, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. Standard & Poor's 500 Stock Index is a group of unmanaged securities widely regarded by investors as representative of the stock market in general.

Comparisons assume the reinvestment of dividends. Fixed Price Investments, such as bank certificates of deposits and savings accounts, are generally backed by federal agencies for up to $100,000.

         In addition, each Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events.

         Each Fund's advertising may from time to time include discussions of general economic conditions and interest rates. Each Fund's advertising may also include references to the use of the Fund as part of an individual's overall retirement investment program.

         From time to time, Fund sales literature and/or advertisements may disclose (i) top holdings included in the Fund's portfolio, (ii) certain selling group members, and/or (iii) certain institutional shareholders.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. These topics include, but are not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. In such transactions, a Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. ("AIM Capital") (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements.

AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

         AIM will seek, whenever possible, to recapture for the benefit of a Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally or in written form. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

TRANSACTIONS WITH REGULAR BROKERS

         As of October 31, 1998, Blue Chip, Charter and Weingarten held an amount of common stock issued by Merrill Lynch & Co. having a market value of $________, $_______ and $_______, respectively, and common stock issued by Morgan Stanley, Dean Witter, Discover & Co. having a market value of $_______, $________ and $________, respectively.

BROKERAGE COMMISSIONS PAID

         For the fiscal years ended October 31, 1998, 1997 and 1996, Aggressive Growth paid brokerage commissions of $________, $4,026,523 and $3,244,570, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Aggressive Growth's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $_________ and the related brokerage commissions were $_________.

         For the fiscal years ended October 31, 1998, 1997 and the fiscal period ended October 31, 1996, Blue Chip paid brokerage commissions of $_______, $858,396 and $[121,246], respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Blue Chip's brokerage transactions to certain broker-dealers that provide AIM with certain research, statistical and other information. Such transactions amounted to $________ and the related brokerage commissions were $_________.

         For the fiscal years ended October 31, 1998, 1997 and the fiscal period ended October 31, 1996, Capital Development paid brokerage commissions of $________, $628,188 and $219,931. For the fiscal year ended October 31, 1998,
AIM allocated certain of Capital Development's brokerage transactions to certain broker-dealers that provide AIM with certain research, statistical and other information. Such transactions amounted to $_________ and the related brokerage commissions were $_______.

         For the fiscal years ended October 31, 1998, 1997 and 1996, Charter paid brokerage commissions of $________, $12,073,633 and $9,213,125, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Charter's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $_______ and the related brokerage commissions were $_______.

         For the fiscal years ended October 31, 1998, 1997 and 1996, Constellation paid brokerage commissions of $________, $16,928,988 and $13,032,299, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Constellation's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $_________ and the related brokerage commissions were $_______.

         For the fiscal years ended October 31, 1998, 1997 and 1996, Weingarten paid brokerage commissions of $_________, $17,413,682 and $21,795,437, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Weingarten's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $________ and the related brokerage commissions were $__________.


PORTFOLIO TURNOVER

         The portfolio turnover rate of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation and Weingarten is shown under "Financial Highlights" in the applicable Prospectus. Higher portfolio turnover increases transaction costs to the Fund.


                         INVESTMENT STRATEGIES AND RISKS

         The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the applicable Prospectus under the heading "Investment Objective and Strategies" and "Principal Risks of Investing in the Fund."

         Each of the Funds may invest, for temporary or defensive purposes, all or substantially all of their assets in investment grade (high quality) corporate bonds, commercial paper, or U.S. Government obligations. In addition, a portion of each Fund's assets may be held, from time to time, in cash, repurchase agreements or other short-term debt securities when such positions are deemed advisable in light of economic or market conditions. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see the Appendix to this Statement of Additional Information.

         COMMON STOCKS -- The Funds will invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stocks are satisfied.

Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCKS -- The Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

         CONVERTIBLE SECURITIES -- The Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. Although each Fund will only purchase convertible securities that AIM considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, it invests without regard to corporate bond ratings. Capital Development does not intend to invest more than 5% of its net assets in convertible securities.

         CORPORATE DEBT SECURITIES -- The Funds may invest in corporate debt securities. Corporations issue debt securities of various types, including bonds and debentures (which are long-term), notes (which may be short- or long-term), bankers acceptances (indirectly secured borrowings to facilitate commercial transactions) and commercial paper (short-term unsecured notes). These securities typically provide for periodic payments of interest, at a rate which may be fixed or adjustable, with payment of principal upon maturity and are generally not secured by assets of the issuer or otherwise guaranteed. The values of fixed rate income securities tend to vary inversely with changes in interest rates, with longer-term securities generally being more volatile than shorter-term securities. Corporate securities frequently are subject to call provisions that entitle the issuer to repurchase such securities at a predetermined price prior to their stated maturity. In the event that a security is called during a period of declining interest rates, the Fund may be required to reinvest the proceeds in securities having a lower yield. In addition, in the event that a security was purchased at a premium over the call price, a Fund will experience a capital loss if the security is called. Adjustable rate corporate debt securities may have interest rate caps and floors.

         Blue Chip and Large Cap will not invest in non-convertible corporate debt securities rated below investment grade by Standard and Poor's Ratings Services ("S&P") and Moody's Investors Service ("Moody's") or in unrated non-convertible corporate debt securities believed by the Fund's investment adviser to be below investment grade quality. Securities rated in the four highest long-term rating categories by S&P and Moody's are considered to be "investment grade." S&P's fourth highest long-term rating category is "BBB-", with BBB being the lowest investment grade rating. Moody's fourth highest long-term rating category is "Baa", with Baa3 being the lowest investment grade rating. Publications of S&P indicate that it assigns securities to the "BBB" rating category when such securities are "regarded as having an adequate capacity to pay interest and repay principal. Such securities normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay," whereas securities rated AAA by S&P are regarded as having "capacity to pay interest and repay principal [that] is extremely strong." Publications of Moody's indicate that it assigns securities to the "Baa rating category when such securities are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well," whereas securities rated Aaa by Moody's "are judged to be of the best quality" and "carry the smallest degree of investment risk."

         U.S. GOVERNMENT SECURITIES -- The Funds may invest in securities issued or guaranteed by the United States government or its agencies or instrumentalities. These include Treasury securities (bills, notes, bonds and other debt securities) which differ only in their interest rates, maturities and times of issuance. U.S. Government agency and instrumentality securities include securities which are supported by the full faith and credit of the U.S., securities that are supported by the right of the agency to borrow from the U.S. Treasury, securities that are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality and securities that are supported only by the credit of such agencies. While the U.S. Government may provide financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. The values of such securities fluctuate inversely to interest rates.

REAL ESTATE INVESTMENT TRUSTS  ("REITs")

         To the extent consistent with their respective investment objectives and policies, the Funds may invest in equity and/or debt securities issued by REITs. Such investments will not exceed 25% of the total assets of any of the Funds.

         REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

         To the extent that a Fund has the ability to invest in REITs, such Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic condition, adverse change in the climate for real estate, environmental liability risks, increases in property taxes and operating expense, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

FOREIGN SECURITIES

         To the extent consistent with their respective investment objectives, each of the Funds may invest in foreign securities. Each of Aggressive Growth, Blue Chip, Capital Development and Large Cap may invest up to 25% of its total assets in foreign securities. Each of Charter, Constellation and Weingarten may invest up to 20% of its total assets in foreign securities. For purposes of computing such limitation American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

         To the extent a Fund invests in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. Each of the Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable.

         Investments by a Fund in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.

         Currency Risk. The value of each Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EMU"). The EMU has established a common European currency for participating countries which will be known as the "euro." Each participating country has supplemented its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EMU may elect to participate in the EMU and may supplement its existing currency with the euro after January 1, 1999.

         The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Portfolio.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Fund's investments.

         Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

FOREIGN EXCHANGE TRANSACTIONS

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of futures contracts with respect to foreign currency (and options thereon), and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange-traded futures contracts. The Fund may purchase and sell options on futures contracts or forward contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency. The Fund's dealings in foreign exchange may involve specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. The Fund will not speculate in foreign exchange, nor commit a larger percentage of its total assets to foreign exchange hedges than the percentage of its total assets that it could invest in foreign securities.



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

ILLIQUID SECURITIES

         None of the Funds will invest more than 15% of their net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

RULE 144A SECURITIES

         The Funds may purchase privately placed securities that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as a Fund, to trade in securities that have not been registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LENDING OF PORTFOLIO SECURITIES

         For the purpose of realizing additional income, the Funds may each make secured loans of portfolio securities amounting to not more than 33-1/3% of its total assets. [None of the Funds currently intend to engage in this investment practice. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

REPURCHASE AGREEMENTS

         The Funds may each enter into repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and (c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security acquired by the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time. Repurchase agreements are not included in each Fund's restrictions on lending. Repurchase agreements are considered to be loans by each Fund under the 1940 Act.

         Charter may enter into repurchase agreements (at any time, up to 50% of its net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash. Charter will not invest in a repurchase agreement of more than seven days' duration if, as a result of that investment, the amount of repurchase agreements of more than seven days' duration and other illiquid assets of Charter would exceed 15% of its assets.

REVERSE REPURCHASE AGREEMENTS

         Consistent with Charter's policy on borrowings, Charter may invest in reverse repurchase agreements with banks, which involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Fund will segregate liquid securities having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act.

SPECIAL SITUATIONS

         Although Constellation does not currently intend to do so, it may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

SHORT SALES

         Although Aggressive Growth, Blue Chip, Constellation, Large Cap and Weingarten do not currently intend to do so, they and Capital Development may each enter into short sales transactions. None of Aggressive Growth, Blue Chip, Capital Development, Constellation, Large Cap or Weingarten will make short sales of securities nor maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by each of Aggressive Growth, Blue Chip, Capital Development, Constellation, Large Cap and Weingarten for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of the respective Fund's net assets (10% of the value of total assets of Aggressive Growth) be deposited or pledged as collateral for such sales at any time.

WARRANTS

         The Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

OPTIONS

         The purpose of put and covered call option transactions is to hedge against changes in the market value of a Fund's portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. Each of the Funds is authorized to write (sell) covered call options on the securities in which it may invest, but only if such options are covered and remain covered as long as the Fund is obligated as a writer of the option (seller), and to enter into closing purchase transactions with respect to such options. A call option is "covered" if the Fund owns or has the right to acquire the underlying security subject to the call. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. If a "covered" call option expires unexercised, the writer receives a gain equal to the option premium received. If the option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. Prior to its expiration, a call option may be closed out by means of a purchase of an identical option. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

         Blue Chip, Capital Development, Charter, Large Cap and Weingarten may purchase put options, which gives the Fund the right, but not the obligation, to sell the option's underlying security at a fixed strike price. A put purchased by the Fund constitutes a hedge against a decline in the price of a security owned by the Fund. It may be sold at a profit or loss depending upon changes in the price of the underlying security. It may be exercised at a profit provided that the amount of the decline in the price of the underlying security below the exercise price during the option period exceeds the option premium, or it may expire without value. A call constitutes a hedge against an increase in the price of a security which the Fund has sold short, it may be sold at a profit or loss depending upon changes in the price of the underlying security, it may be exercised at a profit provided that the amount of the increase in the price of the underlying security over the exercise price during the option period exceeds the option premium, or it may expire without value. The maximum loss exposure involved in the purchase of an option is the cost of the option contract. Blue Chip, Capital Development and Large Cap may engage in strategies employing combinations of covered put and call options.

         Options are subject to certain risks, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movement. In general, options whose strike prices are close to their underlying securities' current values will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

         The investment policies of the Funds permit the writing of covered call options on securities comprising no more than 25% of the value of each Fund's net assets. The investment policies of Blue Chip, Capital Development, Charter, Large Cap and Weingarten permit the purchase of puts on securities comprising no more than 25% of the value of each Fund's net assets. Each Fund's policies with respect to the writing of call options or the purchase of put options may be changed by the Company's Board of Directors, without shareholder approval.

         The Funds do not intend to engage in such transactions for speculative purposes and will engage in such transactions only for hedging purposes and only when the benefits to be gained outweigh the costs of entering into such transaction.

COMBINED OPTION POSITIONS

         Each Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of the Fund's overall position. For example, the Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position. This technique, called a "collar," enables the Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, the Fund gives up the ability for potentially unlimited profit from the stock appreciation. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a higher price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

FUTURES CONTRACTS

         Each of the Funds may purchase and sell futures contracts in order to hedge the value of its portfolio against changes in market conditions. In cases of purchases of futures contracts, an amount of liquid assets, equal to the cost of the futures contracts (less any related margin deposits), will be segregated to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with its custodian for the account of the broker a stated amount, as called for by the particular contract, of cash or U.S. Treasury bills. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, that position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Variation margin payments would be made in a similar fashion when a Fund has purchased an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

         A description of the various types of futures contracts that may be utilized by the Funds is as follows:

Stock Index Futures Contracts

         A stock index assigns relative values to the common stocks included in the index and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar (or, in the case of Aggressive Growth or Capital Development, other currency) amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold primarily with respect to broad based stock indices such as the Standard & Poor's 500 Stock Index, the New York Stock Exchange Composite Index, the American Stock Exchange Major Market Index, the NASDAQ -- 100 Stock Index and the Value Line Stock Index. The stock indices listed above consist of a spectrum of stocks not limited to any one industry such as utility stocks. Utility stocks, at most, would be expected to comprise a minority of the stocks comprising the portfolio of the index. Charter, Constellation, Large Cap and Weingarten will only enter into domestic stock index futures. The Funds will only enter into stock index futures contracts in order to hedge the value of its portfolio against changes in market conditions. When a Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract affords a hedge against not participating in such advance. Conversely, in anticipation of or in a general market or market sector decline that adversely affects the market values of a Fund's portfolio of securities, the Fund may sell stock index futures contracts. Generally, a Fund may elect to close a position in a futures contract by taking an opposite position which will operate to terminate such Fund's position in the futures contract. The Funds may each purchase or sell futures contracts if, immediately thereafter, the sum of the amount of margin deposits and premiums on open positions with respect to futures contracts (and, with respect to Aggressive Growth, Blue Chip, Large Cap and Capital Development, related options) would not exceed 5% of the market value of a Fund's total assets.

         There are risks associated with investments in stock index futures contracts. During certain market conditions, purchases and sales of futures contracts may not completely offset a decline or rise in the value of a Fund's portfolio. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Fund's portfolio may differ substantially from the changes anticipated by the Fund when hedged positions were established, and unanticipated price movements in a futures contract may result in a loss substantially greater than a Fund's initial investment in such contract. Successful use of futures contracts is dependent upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct.

Foreign Currency Futures Contracts

         With respect to Aggressive Growth and Capital Development only, futures contracts may also be used to hedge the risk of changes in the exchange rate of foreign currencies.

OPTIONS ON FUTURES CONTRACTS

         Aggressive Growth, Blue Chip, Capital Development and Large Cap may purchase options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option on a futures contract is exercised on the last trading date prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         Aggressive Growth, Blue Chip, Capital Development and Large Cap will purchase put options on futures contracts to hedge against the risk of falling prices for their respective portfolio securities. Aggressive Growth, Blue Chip, Capital Development and Large Cap will purchase call options on futures contracts as a hedge against a rise in the price of securities which it intends to purchase. Options on futures contracts may also be used to hedge the risks of changes in the exchange rate of foreign currencies. The purchase of a put option on a futures contract is similar to the purchase of protective put options on a portfolio security or a foreign currency. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or a foreign currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or underlying securities or currency.

RISKS AS TO FUTURES CONTRACTS AND RELATED OPTIONS

         There are several risks in connection with the use of futures contracts and related options as hedging devices. One risk arises because of the imperfect correlation between movements in the price of hedging instruments and movements in the price of the stock, debt security or foreign currency which are the subject of the hedge. If the price of a hedging instrument moves less than the price of the stock, debt security or foreign currency which is the subject of the hedge, the hedge will not be fully effective. If the price of a hedging instrument moves more than the price of the stock, debt security or foreign currency, a Fund will experience either a loss or gain on the hedging instrument which will not be completely offset by movements in the price of the stock, debt security or foreign currency which is the subject of the hedge. The use of options on futures contracts involves the additional risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option.

         Successful use of hedging instruments by the Funds is also subject to AIM's ability to predict correctly movements in the direction of the stock market, of interest rates or of foreign exchange rates. Because of possible price distortions in the futures and options markets and because of the imperfect correlation between movements in the prices of hedging instruments and the investments being hedged, even a correct forecast by AIM of general market trends may not result in a completely successful hedging transaction.

         It is also possible that where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of stocks or debt securities held in its portfolio may decline. If this occurred, a Fund would lose money on the futures contracts and also experience a decline in the value of its portfolio securities. Similar risks exist with respect to foreign currency hedges.

         Positions in futures contracts or options may be closed out only on an exchange on which such contracts are traded. Although the Funds intend to purchase or sell futures contracts or, in the case of Aggressive Growth, Blue Chip, Capital Development and Large Cap, purchase options only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or a board of trade will exist for any particular contract at any particular time. If there is not a liquid market, it may not be possible to close a futures position or purchase an option at such time. In the event of adverse price movements under those circumstances, the Fund would continue to be required to make daily cash payments of maintenance margin on its futures positions. The extent to which a Fund may engage in futures contracts or, in the case of Aggressive Growth, Blue Chip, Capital Development and Large Cap, related options, will be limited by Internal Revenue Code of 1986, as amended (the "Code") requirements for qualification as a regulated investment company and a Fund's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause a Fund to suffer losses which it would not otherwise sustain.

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

         Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Investment in securities on a when-issued or delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Funds will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such assets declines, additional cash or securities will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent cash and securities are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of liquid assets.

INVESTMENT IN UNSEASONED ISSUERS

         Charter may purchase securities of unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

INVESTMENT IN OTHER INVESTMENT COMPANIES

         Each of the Funds may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.


                             INVESTMENT RESTRICTIONS

         The following fundamental policies and investment restrictions have been adopted by each Fund as indicated and, except as noted, such policies cannot be changed without the approval of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

AGGRESSIVE GROWTH

         Aggressive Growth may not:

         (a) with respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities including securities issued by its agencies and instrumentalities and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order);

         (b) concentrate 25% or more of its investments in a particular industry;

         (c) make short sales of securities (unless at all times when a short position is open it either owns an amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's total assets (taken at current value) is held for such sales at any one time) or purchase securities on margin, but it may obtain such short-term credit as is necessary for the clearance of purchases and sales of securities and may make margin payments in connection with transactions in stock index futures contracts and options thereon;

         (d) act as a securities underwriter under the 1933 Act;

         (e) make loans, except (i) through the purchase of a portion of an issue of bonds or other obligations of types commonly offered publicly and purchased by financial institutions, and (ii) through the purchase of short-term obligations (maturing within a year), including repurchase agreements, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (f) borrow, except that the Fund may enter into stock index futures contracts and that the right is reserved to borrow from banks, provided that no borrowing may exceed one-third of the value of its total assets (including the proceeds of such borrowing) and may secure such borrowings by pledging up to one-third of the value of its total assets. (For the purposes of this restriction, neither collateral arrangements with respect to margin for a stock index futures contracts nor the segregation of securities in connection with short sales are deemed to be a pledge of assets); or

         (g) buy or sell commodities, commodity contracts or real estate.

         Aggressive Growth does not intend (a) to invest for the purposes of influencing management or exercising control; or (b) to purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. The investment policies stated in this paragraph are not fundamental policies of the Funds and may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be notified before any material change in the investment policies stated above become effective.


         Except for the borrowing policy, if a percentage restriction is adhered to at the time of investment, a later change in the percentage of such investment held by a Fund resulting solely from changes in values or assets will not be considered to be a violation of the restriction.

BLUE CHIP

         Blue Chip may not:

                  (a) issue bonds, debentures or senior equity securities;

                  (b) concentrate its investments; that is, invest 25% or more of the value of its assets in issuers which conduct their business operations in the same industry;

                  (c) invest in real estate, except that this restriction does not preclude investments in real estate investment trusts;

                  (d) write, purchase, or sell puts, calls, straddles, spreads or combinations thereof (other than covered put and call options), or sell securities short (except against the box collateralized by not more than 10% of its net assets) or deal in commodities;

                  (e) make loans, except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or purchasing short-term obligations, is not considered to be a loan for purposes of this restriction, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

                  (f) purchase securities on margin, except that the Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities;

                  (g) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings; or

                  (h) act as an underwriter of securities of other issuers.

         In addition, Blue Chip may not (a) with respect to 75% of the Fund's total assets, invest more than 5% of the total assets of the Fund (valued at market) in securities of any one issuer (other than obligations of the U.S. Government and its instrumentalities) or purchase more than 10% of the outstanding securities of any one issuer or more than 10% of any class of securities of an issuer; (b) deal in forward contracts; or (c) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

CAPITAL DEVELOPMENT

         Capital Development may not:

         (a) with respect to 75% of the total assets of the Fund, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if, immediately after and as a result of such purchase, (i) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (b) concentrate its investments; that is, invest 25% or more of the value of its total assets in issuers who conduct their business operations in the same industry;

         (c) buy or sell commodities or commodity contracts or purchase or sell real estate or other interests in real estate including real estate limited partnership interests, except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities or in master limited partnership interests that are traded on a national securities exchange;

         (d) make loans, except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or purchasing short-term obligations, is not considered to be a loan for purposes of this restriction, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) purchase securities on margin, except that the Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities, or sell securities short (except against the box and collateralized by not more than 10% of its net assets);

         (f) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) provided that no borrowing may exceed one-third of the value of its total assets, including the proceeds of such borrowings, and may secure such borrowings by pledging up to one-third of the value of its total assets;

         (g) act as an underwriter of securities of other issuers; or

         (h) issue bonds, debentures, or senior equity securities.

         In addition, Capital Development may not (a) deal in forward contracts (other than foreign exchange transactions for hedging purposes); or (b) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

CHARTER

         Charter may not:

         (a) purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if, immediately after and as a result of such purchase, (i) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuers, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

         (b) concentrate its investments; that is, invest 25% or more of the value of its assets in any particular industry;

         (c) purchase or sell real estate or other interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities);

         (d) buy or sell physical commodities or physical commodity contracts, including physical commodities futures contracts, or deal in oil, gas, or other mineral exploration or development programs;

         (e) make loans (except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or entering into a repurchase agreement, is not considered to be a loan for purposes of this restriction), provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (f) purchase securities on margin or sell short;

         (g) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings;

         (h) invest in companies for the purpose of exercising control or management, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (i) act as an underwriter of securities of other issuers;

         (j) purchase from or sell to any officer, director or employee of the Fund, or its advisors or distributor, or to any of their officers or directors, any securities other than shares of the capital stock of Charter; or

         (k) purchase or retain the securities of any issuer if those officers and directors of the Company, its advisors or distributor owning individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

         In addition, Charter may not (a) write covered call options in excess of 25% of the value of the Fund's net assets, (b) purchase put options in excess of 25% of the value of the Fund's net assets, (c) engage in the writing and sale of put options and the writing, sale or purchase of uncovered call options, straddles, spreads or combinations thereof, (d) issue senior securities, except to the extent permitted by applicable law or exemptive order, or (e) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. These restrictions are not fundamental and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

CONSTELLATION

         Constellation may not:

         (a) invest for the purpose of exercising control over or management of any company, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (b) engage in the underwriting of securities of other issuers;

         (c) purchase and sell real estate or commodities or commodity contracts;

         (d) make loans, except by the purchase of a portion of an issue of publicly distributed bonds, debentures or other obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) invest in interests in oil, gas or other mineral exploration or development programs; or

         (f) invest 25% or more of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry.

         In addition, Constellation may borrow money to a limited extent from banks (including the Fund's custodian bank) for temporary or emergency purposes or to purchase or carry securities. The Fund may borrow funds from a bank (including its custodian bank) to purchase or carry securities only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. For the purpose of determining this 300% asset coverage requirement, the Fund's liabilities will not include the amount borrowed but will include the market value, at the time of computation, of all securities borrowed by the Fund in connection with short sales. The amount of borrowing will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of the Fund's assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. The Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so. Any investment gains made by the Fund with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

         The Board of Directors of the Company has also adopted the following limitations which are not matters of fundamental policy of Constellation and which may be changed without shareholder approval:

         (a) the Fund may not issue senior securities, except to the extent permitted by applicable law or exemptive order; or

         (b) the Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

         Except for the borrowing policy, if a percentage restriction is adhered to at the time of investment, a later change in the percentage of such investment held by a Fund resulting solely from changes in values or assets, will not be considered to be a violation of the restriction.

LARGE CAP

         Large Cap may not:

                  (a) issue bonds, debentures or senior equity securities;

                  (b) concentrate its investments; that is, invest 25% or more of the value of its assets in issuers which conduct their business operations in the same industry;

                  (c) invest in real estate, except that this restriction does not preclude investments in real estate investment trusts;

                  (d) make loans, except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or purchasing short-term obligations, is not considered to be a loan for purposes of this restriction, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

                  (e) purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities;

                  (f) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings;

                  (g) act as an underwriter of securities of other issuers; or

                  (h) purchase physical commodities.

         In addition, Large Cap may not (a) with respect to 75% of the Fund's total assets, invest more than 5% of the total assets of the Fund (valued at market) in securities of any one issuer (other than obligations of the U.S. Government and its instrumentalities) or purchase more than 10% of the outstanding securities of any one issuer or more than 10% of any class of securities of an issuer; (b) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets; (c) write covered call options in excess of 25% of the value of the Fund's net assets; (d) purchase put options in excess of 25% of the value of the Fund's net assets; or (e) engage in the writing and sale of put options and the writing, sale or purchase of uncovered call options, straddles, spreads or combinations thereof. These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

WEINGARTEN

          Weingarten may not:

         (a) issue bonds, debentures or senior equity securities;

         (b) underwrite securities of other companies or purchase restricted securities ("letter stock");

         (c) invest in real estate, except that the Fund may purchase securities of real estate investment trusts;

         (d) lend money, except in connection with the acquisition of a portion of an issue of publicly distributed bonds, debentures or other corporate or governmental obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (f) purchase shares in order to control management of a company, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (g) buy or sell physical commodities or physical commodity contracts, including physical commodities futures contracts;

         (h) invest 25% or more of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry; or

         (i) borrow money or pledge its assets, except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings.

         In addition, Weingarten may not (a) invest more than 5% of the total assets of the Fund (valued at market) in securities of any one issuer (other than obligations of the U.S. Government and its instrumentalities); (b) purchase more than 10% of the outstanding securities of any one issuer or more than 10% of any class of securities of an issuer; (c) deal in forward contracts; (d) write covered call options in excess of 25% of the value of the Fund's net assets; (e) purchase put options in excess of 25% of the value of the Fund's net assets; (f) engage in the writing and sale of put options and the writing, sale or purchase of uncovered call options, straddles, spreads or combinations thereof; or (g) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.


                                   MANAGEMENT

         The overall management of the business and affairs of the Funds is vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company and persons or companies furnishing services to a Fund, including the Master Advisory Agreement with AIM, the Master Sub-Advisory Agreement between AIM and AIM Capital with respect to the Funds, the Master Administrative Services Agreement with AIM, the Master Distribution Agreement with AIM Distributors as the distributor of the shares of the Retail Classes of the Funds, the Custodian Agreement with State Street Bank and Trust Company as custodian and the Transfer Agency and Service Agreement with A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") as transfer agent. The day-to-day operations of each Fund are delegated to its officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.


=======================================================================================================================
                                    POSITIONS HELD
NAME, ADDRESS AND AGE               WITH REGISTRANT                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
*CHARLES T. BAUER (79)                 Director and             Chairman of the Board of Directors, A I M
                                         Chairman               Management Group Inc.; A I M Advisors, Inc.,
                                                                A I M Capital Management, Inc., A I M Distributors,
                                                                Inc., A I M Fund Services, Inc., and Fund
                                                                Management Company; and Vice Chairman and
                                                                Director, AMVESCAP PLC.
-----------------------------------------------------------------------------------------------------------------------
BRUCE L. CROCKETT (54)                  Director                Director, ACE Limited (insurance company).
906 Frome Lane                                                  Formerly, Director, President and Chief Executive
McLean, VA 22102                                                Officer, COMSAT Corporation; and Chairman,
                                                                Board of Governors of INTELSAT (international
                                                                communications company).
=======================================================================================================================

----------
* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

=======================================================================================================================
                                    POSITIONS HELD
NAME, ADDRESS AND AGE               WITH REGISTRANT                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
OWEN DALY II (74)                      Director                 Director, Cortland Trust Inc. (investment company).
Six Blythewood Road                                             Formerly, Director, CF & I Steel Corp., Monumental
Baltimore, MD 21210                                             Life Insurance Company and Monumental General
                                                                Insurance Company; and Chairman of the Board of
                                                                Equitable Bancorporation.
-----------------------------------------------------------------------------------------------------------------------
EDWARD K. DUNN, JR. (63)               Director                 Chairman of the Board of Directors, Mercantile
2 Hopkins Plaza, 20th Floor                                     Mortgage Corp; Formerly, Vice Chairman of the
Baltimore, MD 21201                                             Board of Directors and President, Mercantile - Safe
                                                                Deposit & Trust Co.; and President, Mercantile
                                                                Bankshares.
-----------------------------------------------------------------------------------------------------------------------
JACK FIELDS (46)                       Director                 Chief Executive Officer, Texana Global, Inc.
8810 Will Clayton Parkway                                       (foreign trading company) and Twenty-First
Jetero Plaza, Suite E                                           Century Group, Inc. (governmental affairs
Humble, Texas 77398                                             company).  Formerly, Member of the U.S. House of
                                                                Representatives.
-----------------------------------------------------------------------------------------------------------------------
**CARL FRISCHLING (61)                 Director                 Partner, Kramer, Levin, Naftalis & Frankel LLP (law
919 Third Avenue                                                firm).  Formerly Partner, Reid & Priest (law firm).
New York, NY  10022
-----------------------------------------------------------------------------------------------------------------------
*ROBERT H. GRAHAM (51)               Director and               Director, President and Chief Executive Officer,
                                       President                A I M Management Group Inc.; Director and
                                                                President, A I M Advisors, Inc.; Director and Senior
                                                                Vice President, A I M Capital Management, Inc.,
                                                                A I M Distributors, Inc.,  A I M Fund Services, Inc.,
                                                                and Fund Management Company; Director,
                                                                AMVESCAP PLC; and Chairman of the Board of
                                                                Directors of AIM Funds Group Canada, Inc.
-----------------------------------------------------------------------------------------------------------------------
PREMA MATHAI-DAVIS (48)                Director                 Chief Executive Officer, YWCA of the U.S.A.;
350 Fifth Avenue, Suite 301                                     Commissioner, New York City Department for
New York, NY 10118                                              the Aging; and  Member of the Board of Directors,
                                                                Metropolitan Transportation Authority of New York
                                                                State.
-----------------------------------------------------------------------------------------------------------------------
LEWIS F. PENNOCK (56)                  Director                 Attorney in private practice in Houston, Texas.
6363 Woodway, Suite 825
Houston, TX 77057
=======================================================================================================================

----------

** A director who is an "interested person" of the Company as defined in the 1940 Act.

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

=======================================================================================================================
                                    POSITIONS HELD
NAME, ADDRESS AND AGE               WITH REGISTRANT                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
IAN W. ROBINSON (75)                     Director               Formerly, Executive Vice President and Chief
183 River Drive                                                 Financial Officer, Bell Atlantic Management
Tequesta, FL 33469                                              Services, Inc. (provider of centralized management
                                                                services to telephone companies); Executive Vice
                                                                President, Bell Atlantic Corporation (parent of
                                                                seven telephone companies); and Vice President
                                                                and Chief Financial Officer, Bell Telephone
                                                                Company of Pennsylvania and Diamond State
                                                                Telephone Company.
-----------------------------------------------------------------------------------------------------------------------
LOUIS S. SKLAR (59)                      Director               Executive Vice President, Development and
Transco Tower, 50th Floor                                       Operations, Hines Interests Limited Partnership
2800 Post Oak Blvd.                                             (real estate development).
Houston, TX  77056
-----------------------------------------------------------------------------------------------------------------------
***JOHN J. ARTHUR (54)                  Senior Vice             Director, Senior Vice President and Treasurer,
                                       President and            A I M Advisors, Inc.; and Vice President and
                                         Treasurer              Treasurer, A I M Management Group Inc., A I M
                                                                Capital Management, Inc., A I M Distributors, Inc.,
                                                                A I M Fund Services, Inc., and Fund Management
                                                                Company.
-----------------------------------------------------------------------------------------------------------------------
GARY T. CRUM (51)                      Senior Vice              Director and President, A I M Capital Management,
                                        President               Inc.; Director and Senior Vice President, A I M
                                                                Management Group Inc. and A I M Advisors, Inc.;
                                                                and Director, A I M Distributors, Inc. and
                                                                AMVESCAP PLC.
-----------------------------------------------------------------------------------------------------------------------
***CAROL F. RELIHAN (44)                Senior Vice             Director, Senior Vice President, General Counsel
                                         President              and Secretary, A I M Advisors, Inc.; Vice President,
                                       and Secretary            General Counsel and Secretary, A I M
                                                                Management Group Inc.; Director, Vice President
                                                                and General Counsel, Fund Management
                                                                Company; General Counsel and Vice President,
                                                                A I M Fund Services, Inc.; and Vice President,
                                                                A I M Capital Management, Inc., and A I M
                                                                Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------
JONATHAN C. SCHOOLAR (36)              Senior Vice              Senior Vice President, A I M Capital Management
                                        President               Inc.; and Vice President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------
MELVILLE B. COX (55)                   Vice President           Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc., A I M Capital Management, Inc.,
                                                                A I M Distributors, Inc., A I M Fund Services, Inc.,
                                                                and Fund Management Company.
-----------------------------------------------------------------------------------------------------------------------
DANA R. SUTTON (39)                    Vice President           Vice President and Fund Controller, A I M
                                       and Assistant            Advisors, Inc.; and Assistant Vice President and
                                         Treasurer              Assistant Treasurer, Fund Management Company.
=======================================================================================================================

----------

*        Mr. Arthur and Ms. Relihan are married to each other.

      The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

      The members of the Audit Committee are Messrs. Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson (Chairman), Sklar and Ms. Mathai-Davis. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

      The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson, Sklar (Chairman) and Ms. Mathai-Davis. The Investment Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

      The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Robinson, Sklar and Ms. Mathai-Davis. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

      All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Company's executive officers hold similar offices with some or all of the other investment companies managed or advised by AIM.

Remuneration of Directors

      Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. Each director who is not also an officer of the Company is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

      Set forth below is information regarding compensation paid or accrued for each director of the Company:

==================================================================================================
                                                         RETIREMENT                    TOTAL
                          AGGREGATE COMPENSATION          BENEFITS                  COMPENSATION
                                 FROM THE                 ACCRUED                     FROM ALL
   DIRECTOR                      COMPANY(1)          BY ALL AIM FUNDS(2)             AIM FUNDS(3)
   --------               -----------------------    -------------------            -------------
Charles T. Bauer             $             0           $            0                $         0
                             ---------------           --------------                -----------
Bruce L. Crockett
                             ---------------           --------------                -----------
Owen Daly II
                             ---------------           --------------                -----------
==================================================================================================

==================================================================================================
                                                         RETIREMENT                    TOTAL
                          AGGREGATE COMPENSATION          BENEFITS                  COMPENSATION
                                 FROM THE                 ACCRUED                     FROM ALL
   DIRECTOR                      COMPANY(1)          BY ALL AIM FUNDS(2)             AIM FUNDS(3)
   --------               -----------------------    -------------------            -------------
Edward K. Dunn, Jr.
                             ---------------           --------------                -----------
Jack Fields                                                         0
                             ---------------           --------------                -----------
Carl Frischling(4)                                                                            (4)
                             ---------------           --------------                -----------
Robert H. Graham                           0                        0                          0
                             ---------------           --------------                -----------
John F. Kroeger(5)
                             ---------------           --------------                -----------
Prema Mathai-Davis                         0                        0                          0
                             ---------------           --------------                -----------
Lewis F. Pennock
                             ---------------           --------------                -----------
Ian Robinson
                             ---------------           --------------                -----------
Louis S. Sklar
                             ---------------           --------------                -----------
==================================================================================================


(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended October 31, 1998, including interest earned thereon, was $________.

(2) During the fiscal year ended October 31, 1998, the total amount of expenses allocated to the Company in respect of such retirement benefits was $______. Data reflects compensation for the calendar year ended December 31, 1998.

(3) Each Director serves as director or trustee of a total of 12 registered investment companies advised by AIM (comprised of over 50 portfolios). Data reflects total compensation for the calendar year ended December 31, 1998.

(4)      See also page 32 regarding fees earned by Mr. Frischling's law firm.

(5) Mr. Kroeger was a director until June 11, 1998, when he resigned. On that date he became a consultant to the Company. Of the amount listed above, $_________ was for compensation for services as a director and the remainder as a consultant. Mr. Kroeger passed away on December __________, 1998. [Mr. Kroeger's spouse will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees."]

AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) for the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson, Sklar and Ms. Mathai-Davis are 11, 11, 0, 1, 21, [21], 6, 11, 8, and 0 years, respectively.

                       ESTIMATED BENEFITS UPON RETIREMENT

              ===================================================
                   Number of            Annual Compensation
                    Years of           Paid By All AIM Funds
                  Service With
                 the AIM Funds                $80,000
              ===================================================
                       10                     $60,000
              ---------------------------------------------------
                       9                      $54,000
              ---------------------------------------------------
                       8                      $48,000
              ---------------------------------------------------
                       7                      $42,000
              ---------------------------------------------------
                       6                      $36,000
              ---------------------------------------------------
                       5                      $30,000
              ===================================================

Deferred Compensation Agreements

         Messrs. [Daly, Frischling, Robinson and Sklar] (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five
(5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

         The Company paid the law firm of Kramer, Levin, Naftalis & Frankel $________, $________, $_______, $_______, $________ and $________ in legal fees for services provided to Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation and Weingarten, respectively, during the fiscal year ended October 31, 1998. Mr. Carl Frischling, a director of the Company, is a partner in such firm.

INVESTMENT ADVISORY, ADMINISTRATIVE SERVICES AND SUB-ADVISORY AGREEMENTS

         AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM was organized in 1976, and, together with its subsidiaries, advises or manages over [90] investment company portfolios encompassing a broad range of investment objectives. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Directors and Officers". AIM Capital, a wholly owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.

         AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund, and (d) abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Funds have entered into a Master Investment Advisory Agreement (the "Master Advisory Agreement") and a Master Administrative Services Agreement (the "Master Administrative Services Agreement") with AIM. In addition, AIM has entered into a Master Sub-Advisory Agreement (the "Master Sub-Advisory Agreement") with AIM Capital with respect to Charter, Weingarten and Constellation.

         Under the terms of the Master Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Pursuant to the Master Administrative Services Agreement, AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Funds, including the services of a principal financial officer of the Funds and related staff. As compensation to AIM for its services under the Master Administrative Service Agreements, the Funds reimburse AIM for expenses incurred by AIM or its subsidiaries in connection with such services.

         Under the terms of the Master Sub-Advisory Agreement, AIM has appointed AIM Capital to provide certain investment advisory services for each of Charer, Constellation and Weingarten, subject to overall supervision by AIM and the Company's Board of Directors. Certain of the directors and officers of AIM Capital are also executive officers of the Company.

         Both the Master Advisory Agreement and the Master Sub-Advisory Agreement provide that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM or AIM Capital, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Fund in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders and all other charges and costs of the Funds' operations unless otherwise explicitly provided.

         The Master Advisory Agreement and the Master Sub-Advisory Agreement each provide that if, for any fiscal year, the total of all ordinary business expenses of any Fund, including all investment advisory fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses, such as litigation, exceed the applicable expense limitations imposed by state securities regulations in any state in which such Fund's shares are qualified for sale, as such limitations may be raised or lowered from time to time, the aggregate of all such investment advisory fees with respect to such Fund shall be reduced by the amount of such excess. The amount of any such reduction to be borne by AIM shall be deducted from the monthly investment advisory fees otherwise payable to AIM with respect to such Fund during such fiscal year. If required pursuant to such state securities regulations, AIM will reimburse each Fund, no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory fees in excess of such limitation).

         The Master Advisory Agreement and the Master Sub-Advisory Agreement will continue in effect until June 30, 1999, and from year to year thereafter only if such continuance is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the directors who are not parties to the agreements or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. Each agreement provides that the Funds, AIM (in the case of the Master Advisory Agreement) or AIM Capital (in the case of the Master Sub-Advisory Agreement) may terminate such agreement on 60 days' written notice without penalty. Each agreement terminates automatically in the event of its assignment.

         AIM may from time to time waive or reduce its fee. Fee waivers or reductions, other than those set forth in the Master Advisory Agreement, [may be rescinded at any time without further notice to investors,] provided however, that the discontinuance of each fee waiver described below will be approved by the Board of Directors of AIM.

         AIM has initiated a voluntary reduction of advisory fees for Charter, Constellation and Weingarten at net asset levels higher than those currently incorporated in the advisory fee schedule. Accordingly, with respect to each of Charter and Constellation, AIM receives a fee calculated at an annual rate of 1.0% of the first $30 million of such Fund's average daily net assets, plus 0.75% of such Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of such Fund's average daily net assets in excess of $150 million. With respect to Weingarten, AIM's fee is calculated at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. With respect to Aggressive Growth, AIM's fee is calculated at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. With respect to Blue Chip and Capital Development, AIM is entitled to receive a fee calculated at an annual rate of 0.75% of the first $350 million of such Fund's average daily net assets, plus 0.625% of such Fund's average daily net assets in excess of $350 million. With respect to Large Cap, AIM is entitled to receive a fee calculated at an annual rate of 0.75% of the first $1 billion of such Fund's average daily net assets, plus 0.70% of such Fund's average daily net assets in excess of $1 billion to and including $2 billion, plus 0.625% of such Fund's average daily net assets in excess of $2 billion. As compensation for its services, AIM pays 50% of the advisory fees it receives pursuant to the Master Advisory Agreement with respect to Charter, Constellation and Weingarten to AIM Capital.

         Each Fund paid to AIM the following advisory fees net of any expense limitations (fee waivers) for the years ended October 31, 1998, 1997 and 1996:

                                                          1998              1997              1996
                                                          ----              ----              ----
         Aggressive Growth......................   $                      $19,244,957     $16,492,564
                                                    ----------------
         Blue Chip..............................                            3,154,473         256,773*
                                                    ----------------
         Capital Development....................                            3,371,800         280,248**
                                                    ----------------
         Charter................................                           24,725,606      16,529,891
                                                    ----------------
         Constellation..........................                           80,116,284      57,614,412
                                                    ----------------
         Weingarten.............................                           35,300,671      29,960,379
                                                    ----------------

* For the period from June 3, 1996 (date of acquisition) through September 30, 1996 it was $188,544, and for the period October 1, 1996 through October 31, 1996 it was $68,229.

** For the period from June 17, 1996 (date operations commenced) through October 31, 1996.

         For the fiscal year ended October 31, 1998, 1997 and 1996, AIM waived advisory fees for each Fund as follows:

                                                          1998            1997              1996
                                                          ----            ----              ----
         Aggressive Growth......................   $                  $          0      $        0
                                                    ----------------
         Blue Chip..............................                           100,380          26,433*
                                                    ----------------
         Capital Development....................                           262,189         144,946**
                                                    ----------------
         Charter................................                           498,463         156,975
                                                    ----------------
         Constellation..........................                         2,805,955       1,869,383
                                                    ----------------
         Weingarten.............................                         2,187,021       1,458,804
                                                    ----------------

* For the period from June 3, 1996 (date of acquisition) through September 30, 1996 it was $19,409, and for the period October 1, 1996 through October 31, 1996 it was $7,024.

** For the period from June 17, 1996 (date operations commenced) through October 31, 1996.

         Prior to June 3, 1996, the investment advisor to Blue Chip was Baird. Baird was also the Fund's distributor. Baird is an indirect partially-owned subsidiary of, and controlled by, The Northwestern Mutual Life Insurance Company. The BBC Fund and Baird entered into an investment advisory agreement pursuant to which Baird furnished continuous investment advisory services to the BBC Fund. That investment advisory agreement was terminated in connection with the reorganization of the BBC Fund. For the period October 1, 1995 through June 3, 1996 the BBC Fund paid Baird fees of $370,615.

         AIM, in turn, paid the following sub-advisory fees to AIM Capital, as sub-advisor for Charter, Constellation and Weingarten, for the years ended October 31, 1998, 1997 and 1996:

                                                        1998               1997                1996
                                                        ----               ----                ----

         Charter................................   $                    $12,362,803        $  8,264,946
                                                     ----------
         Constellation..........................                         40,058,142          28,807,206
                                                     ----------
         Weingarten.............................                         17,650,335          14,980,190
                                                     ----------

         The Master Administrative Services Agreement provides that AIM may perform or arrange for the performance of certain accounting and, shareholder services and other administrative services to each Fund which are not required to be performed by AIM under the Master Advisory Agreement. For such services, AIM would be entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors. The Master Administrative Services Agreement will continue in effect until June 30, 1999, and from year to year thereafter only if such continuance is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose.

         In addition, the Transfer Agency and Service agreement for the Fund provides that AFS, a registered transfer agent and wholly-owned subsidiary of AIM, will perform certain shareholder services for the Fund for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the Fund, maintain shareholder accounts and provide shareholders with information regarding the Fund and their accounts.

         The Funds paid AIM the following amounts as reimbursement of administrative services costs for the years ended October 31, 1998, 1997 and 1996:

                                                          1998                1997             1996
                                                          ----                ----             ----
         Aggressive Growth...................     $                       $    97,609       $  97,857
                                                   ------------
         Blue Chip...........................                                  73,653          20,545*
                                                   ------------
         Capital Development.................                                  74,810          19,841**
                                                   ------------
         Charter.............................                                 127,908          14,489
                                                   ------------
         Constellation.......................                                 251,513         212,800
                                                   ------------
         Weingarten..........................                                 163,243         132,643
                                                   ------------

* For the period from June 3, 1996 (date of acquisition) through September 30, 1996 it was $16,236 and for the period October 1, 1996 through October 31, 1996 it was $4,309.

** For the period from June 17, 1996 (date operations commenced) through October 31, 1996.

         Prior to June 3, 1996, Fiduciary Management, Inc. ("FMI") served as the administrator to the BBC Fund. Pursuant to the administration agreement between FMI and the BBC Fund, FMI prepared and maintained the books, accounts and other documents required by the 1940 Act, determined the fund's net asset value, responded to shareholder inquiries, prepared the fund's financial statements and excise tax returns, prepared reports and filings with the Securities and Exchange Commission, furnished statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, and maintained the fund's financial accounts and records and generally assisted in all aspects of the fund's operations other than portfolio management. This administration agreement terminated in connection with the corporate reorganization of the BBC Fund.


                             THE DISTRIBUTION PLANS

         THE CLASS A AND C PLAN . The Company has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that the Class A shares pay 0.35% per annum of their daily average net assets in the case of Blue Chip, Capital Development and Large Cap, 0.30% per annum of their average daily net assets in the case of Charter, Constellation and Weingarten and 0.25% per annum of the average net assets of Aggressive Growth as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap and Weingarten pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

         Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

         THE CLASS B PLAN . The Company has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap and Weingarten (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap and Weingarten pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, the Funds pay a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including, but not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.

         BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Fund's shares; and providing such other information and services as the Funds or the customer may reasonably request.

         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold shares of the Funds; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

         The Company may also enter into Variable Group Annuity Contractholder Service Agreements ("Variable Contract Agreements") on behalf of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap and Weingarten authorizing payments to selected insurance companies offering variable annuity contracts to employers as funding vehicles for retirement plans qualified under Section 401(a) of the Code. Services provided pursuant to such Variable Contract Agreements may include some or all of the following: answering inquiries regarding the Fund and the Company; performing sub-accounting; establishing and maintaining Contractholder accounts and records; processing and bunching purchase and redemption transactions; providing periodic statements of contract account balances; forwarding such reports and notices to Contractholders relative to the Fund as deemed necessary; generally, facilitating communications with Contractholders concerning investments in a Fund on behalf of Plan participants; and performing such other administrative services as deemed to be necessary or desirable, to the extent permitted by applicable statute, rule or regulation to provide such services.

         Under a Shareholder Service Agreement, the Funds agree to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Funds' shares are held.

         The Plans are subject to any applicable limitations imposed from time to time by rules of the National Association of Securities Dealers, Inc.

         AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its 12b-1 fee for Class A and Class C shares, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.

         Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors. The Funds will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law.

         For the fiscal year ended October 31, 1998, with respect to Class A shares, Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation and Weingarten paid AIM Distributors under the Class A and C Plan $______, $_____, $______, $_______, $______ and $______, respectively, or an amount equal to 0.25%, 0.35%, 0.35%, 0.30%, 0.30%, and 0.30%, respectively, of the Fund's Class A shares average daily net assets.

         For the fiscal year ended October 31, 1998, with respect to Class B shares, Blue Chip, Capital Development, Charter and Weingarten paid AIM Distributors under the Class B Plan $________, $________, $________ and $________, respectively, or an amount equal to 1.00%, 1.00%, 1.00% and 1.00%, respectively, of the Fund's Class B shares average daily net assets. For the period November 3, 1997 (date operations commenced) through October 31, 1998, with respect to Class B shares, Constellation paid AIM Distributors under the Class B Plan $________, or an amount equal to 1.00% of the Class B shares average daily net assets.

         For the fiscal year ended October 31, 1998, with respect to Class C shares, Blue Chip, Capital Development, Charter, Constellation and Weingarten paid AIM Distributors under the Class A and C Plan $________, $________, $________, $________ and $________, respectively, or an amount equal to 1.00%,
1.00%, 1.00%, 1.00% and 1.00%, respectively, of the Fund's Class C shares average daily net assets on an annualized basis.

         An estimate by category of actual fees paid by the following Funds under the Class A and C Plan during the year ended October 31, 1998, were allocated as follows:

                               AGGRESSIVE                     CAPITAL
                                 GROWTH        BLUE CHIP     DEVELOPMENT      CHARTER     CONSTELLATION    WEINGARTEN
                                ---------     ----------     -----------     ----------   -------------    ----------
CLASS A

   Advertising                  $       0     $        0     $        0      $        0     $        0     $        0
                                ---------     ----------     ----------      ----------     ----------     ----------

   Printing and mailing
                                ---------     ----------     ----------      ----------     ----------     ----------
   prospectuses, semi-
   annual reports and
   annual reports
   (other than to current
   shareholders)

   Seminars
                                ---------     ----------     ----------      ----------     ----------     ----------
   Compensation to                      0              0              0                              0
                                                                             ----------                    ----------
   Underwriters to partially
   offset other marketing
   expenses

   Compensation to
                                ---------     ----------     ----------      ----------     ----------     ----------
   Dealers including
   finder's fees

   Compensation to                      0              0              0               0              0              0
   Sales Personnel

   Annual Report Total
                                ---------     ----------     ----------      ----------     ----------     ----------


         An estimate by category of actual fees paid by the following Funds under the Class B Plan during the year ended October 31, 1998, were allocated as follows:


                                                CAPITAL
                                 BLUE CHIP     DEVELOPMENT      CHARTER     CONSTELLATION    WEINGARTEN
                                ----------     -----------     ----------   -------------    ----------
CLASS B

   Advertising                                 $               $              $              $
                                ----------     ----------      ----------     ----------     ----------

   Printing and mailing
                                ----------     ----------      ----------     ----------     ----------
   prospectuses, semi-
   annual reports and
   annual reports
   (other than to current
   shareholders)

   Seminars
                                ----------     ----------      ----------     ----------     ----------
   Compensation to
                                ----------     ----------      ----------     ----------     ----------
   Underwriters to partially
   offset other marketing
   expenses

   Compensation to
                                ----------     ----------      ----------     ----------     ----------
   Dealers

   Compensation to                       0              0               0              0              0
   Sales Personnel

   Annual Report Totals
                                ----------     ----------      ----------     ----------     ----------

         An estimate by category of actual fees paid by the following Funds under the Class A and C Plan during the fiscal year ended October 31, 1998, were allocated as follows:

                                                CAPITAL
                                 BLUE CHIP     DEVELOPMENT      CHARTER     CONSTELLATION    WEINGARTEN
                                ----------     -----------     ----------   -------------    ----------
CLASS C

   Advertising                  $              $               $              $              $
                                ----------     ----------      ----------     ----------     ----------

   Printing and mailing
                                ----------     ----------      ----------     ----------     ----------
   prospectuses, semi-
   annual reports and
   annual reports
   (other than to current
   shareholders)

   Seminars
                                ----------     ----------      ----------     ----------     ----------
   Compensation to
                                ----------     ----------      ----------     ----------     ----------
   Underwriters to partially
   offset other marketing
   expenses

   Compensation to
                                ----------     ----------      ----------     ----------     ----------
   Dealers including
   finder's fees

   Compensation to                       0              0               0              0              0
   Sales Personnel

   Annual Report Totals
                                ----------     ----------      ----------     ----------     ----------


         The Plans require AIM Distributors to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Fund and its respective shareholders.

         The Plans do not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         Unless the Plans are terminated earlier in accordance with their terms, the Plans continue in effect until June 30, 1999, and thereafter, each Plan continues as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

         The Plans may be terminated by the vote of a majority of the Qualified Directors, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors. In the event the Class A and C Plan is amended in a manner which the Board of Directors determines would materially increase the charges paid by holders of Class A shares under the Class A and C Plan, the Class B shares of the Fund will no longer convert into Class A shares of the Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Directors will (i) create a new class of shares of the Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of the Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

         The principal differences between the Class A and C Plan and the Class B Plan are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to .35% of average daily net assets of Blue Chip, Capital Development and Large Cap Class A shares, .30% of average daily net assets of Charter, Constellation and Weingarten's Class A shares and up to .25% of average daily net assets of Aggressive Growth's Class A shares as compared to 1.00% of such assets of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap and Weingarten's Class B shares;
(ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan); and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                                 THE DISTRIBUTOR

         The Company has entered into distribution arrangements with AIM Distributors, P.O. Box 4739, Houston, TX 77210-4739, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor in the continuous offering of Class A, Class B and Class C shares of the Funds. Certain directors and officers of the Company are affiliated with AIM Distributors. The Company has entered into a Master Distribution Agreement with AIM Distributors relating to the Class A shares of the Funds and Class C shares of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap and Weingarten and a Master Distribution Agreement with AIM Distributors relating to the Class B shares of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap and Weingarten. Both such Master Distribution Agreements are hereinafter collectively, referred to as the "Distribution Agreements."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Retail Classes of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Funds at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing prospectuses and statements of additional information of the Funds relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap and Weingarten and Class C shares of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap and Weingarten at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares.
         In the future, if multiple distributors serve Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap or Weingarten, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of such Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Company (on behalf of any class of the Funds) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not effect the obligations of Class B shareholders to pay contingent deferred sales charges.

         From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreements relating to Class B shares in order to finance distribution expenditures in respect of Class B shares.

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the years or periods ended October 31, 1998, 1997 and 1996:

                                  1998                            1997                             1996
                                  ----                            ----                             ----

                           SALES       AMOUNT              SALES        AMOUNT            SALES          AMOUNT
                          CHARGES     RETAINED           CHARGES       RETAINED          CHARGES        RETAINED
                          -------     --------           -------       --------          -------        --------
Aggressive Growth        $            $               $42,392,109   $  5,850,410     $ 11,683,056    $   2,111,788
                         ---------    ---------
Blue Chip..........                                     7,418,585      1,139,512        1,000,546          144,343
                         ---------    ---------
Capital Development                                     7,852,157      1,212,125        6,850,693          926,213
                         ---------    ---------
Charter............                                    13,683,388      2,129,799       16,469,061        2,705,618
                         ---------    ---------
Constellation......                                    68,714,717     10,566,898      105,245,937       19,558,836
                         ---------    ---------
Weingarten.........                                     9,534,039      1,521,630       13,202,260        2,259,328
                         ---------    ---------

         The following chart reflects the contingent deferred sales charges paid by Class A shareholders of Blue Chip, Charter, Constellation and Weingarten for the fiscal years ended October 31, 1998, 1997 and 1996 and for the Class A shareholders of Capital Development for the fiscal years ended October 31, 1998, 1997 and for the period June 17, 1996 (date operations commenced) through October 31, 1996, and by Class B shareholders of Charter and Weingarten for the fiscal years ended October 31, 1998, 1997 and 1996 and by Class B shareholders of Blue Chip and Capital Development for the fiscal years ended October 31, 1998, 1997 and for the period October 1, 1996 (inception date of Class B shares) through October 31, 1996, and for the Class C shareholders of all Funds for the fiscal year ended October 31, 1998 and for the period August 4, 1997 (inception date for Class C shares) through October 31, 1997.

                                                                1998            1997          1996
                                                                ----            ----          ----

                Blue Chip..............................   $                 $  50,289           N/A
                                                            ---------
                Capital Development.....................                       14,049      $    733
                                                            ---------
                Charter.................................                       62,653        32,497
                                                            ---------
                Constellation...........................                      253,473         N/A
                                                            ---------
                Weingarten..............................                       38,015        34,185
                                                            ---------

         Shares of the BBC Fund were sold at a public offering price which included a sales charge. The BBC Fund waived its sales charge in connection with sales to specified types of investors and on purchases of $1,000,000 or more, but imposed a contingent deferred sales charge upon the redemption of certain shares so purchased, which contingent deferred sales charge was paid to Baird.

SALES CHARGES AND DEALER CONCESSIONS

         CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM European Development Fund, AIM Europe Growth Fund, AIM Global Utilities Fund, AIM Global Growth & Income Fund, AIM International Equity Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Large Cap Growth Fund, AIM Mid Cap Equity Fund, AIM Money Market Fund, AIM New Pacific Growth Fund, AIM Select Growth Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund, AIM Weingarten Fund and AIM Worldwide Growth Fund.

                                                                                              Dealer
                                                                                            Concession
                                                         Investor's Sales Charge            ----------
                                                       ---------------------------              As a
                                                           As a            As a              Percentage
                                                         Percentage     Percentage             of the
                                                       of the Public    of the Net             Public
                     Amount of Investment in             Offering         Amount              Offering
                       Single Transaction                  Price         Invested              Price
                     -----------------------           -------------    ----------           ----------
                         Less than $    25,000             5.50%           5.82%               4.75%
            $ 25,000 but less than $    50,000             5.25            5.54                4.50
            $ 50,000 but less than $   100,000             4.75            4.99                4.00
            $100,000 but less than $   250,000             3.75            3.90                3.00
            $250,000 but less than $   500,000             3.00            3.09                2.50
            $500,000 but less than $ 1,000,000             2.00            2.04                1.60


         CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Emerging Markets Fund, AIM Emerging Markets Debt Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.

                                                                                           Dealer
                                                                                         Concession
                                                         Investor's Sales Charge         ----------
                                                       ---------------------------          As a
                                                           As a            As a          Percentage
                                                         Percentage     Percentage         of the
                                                       of the Public    of the Net         Public
                     Amount of Investment in             Offering         Amount          Offering
                       Single Transaction                  Price         Invested          Price
                     -----------------------           -------------    ----------       ----------
                          Less than $    50,000              4.75%           4.99%           4.00%
             $ 50,000 but less than $   100,000              4.00            4.17            3.25
             $100,000 but less than $   250,000              3.75            3.90            3.00
             $250,000 but less than $   500,000              2.50            2.56            2.00
             $500,000 but less than $ 1,000,000              2.00            2.04            1.60

         CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                           Dealer
                                                                                         Concession
                                                         Investor's Sales Charge         ----------
                                                       ---------------------------          As a
                                                           As a            As a          Percentage
                                                         Percentage     Percentage         of the
                                                       of the Public    of the Net         Public
                     Amount of Investment in             Offering         Amount          Offering
                       Single Transaction                  Price         Invested          Price
                     -----------------------           -------------    ----------       ----------
                          Less than   $      100,000       1.00%           1.01%             0.75%
             $100,000 but less than   $      250,000       0.75            0.76              0.50
             $250,000 but less than   $    1,000,000       0.50            0.50              0.40

        There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

        ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

        In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

        AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

        AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.


                       REDUCTIONS IN INITIAL SALES CHARGES

        Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

        The term "purchaser" means:

         o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

         o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

                  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

                  b. each transmittal must be accompanied by a single check or wire transfer; and

                  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

         o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, although more than one beneficiary or participant is involved;

         o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE
                  IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRS accounts should be linked; or

================================================================================
         o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.
================================================================================

         Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

         1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (I) Class A shares of AIM Tax-Exempt Cash Fund, and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

         Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

         To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (I) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (I) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain other funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

         The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o        AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds,(R) and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

         o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

         o        Purchases through approve fee-based programs;

         o Employee benefit plans designated as qualified purchasers as defined above, provided the initial investment in the Fund(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of Weingarten or Constellation on September 8, 1996, or of Charter on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of Weingarten or Constellation; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of Weingarten and Constellation is effected within 30 days of the redemption or repurchase;

         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds; and

         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time.

         As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

         CDSCs will not apply to the following:

         o Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (I) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

         o        Investment account(s) of AIM; and

         o Class C shares where the investor's dealer or record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

         Upon the redemption of shares in Categories I and II purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

         o        Shares held more than 18 months;

         o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o        Private foundations or endowment funds;

         o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

         o Shares acquired by exchange from Class A shares in Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.


                        HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectus under the caption "Purchasing Shares - How to Purchase Shares."

         The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are shown in the Prospectus.

         Complete information concerning the method of exchanging shares of the Funds for shares of the other mutual funds managed or advised by AIM is set forth in the Prospectus under the caption "Exchanging Shares."

         Information concerning redemption of the Funds' shares is set forth in the Prospectus under the caption "Redeeming Shares - How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the Funds to redeem shares, AIM Distributors also repurchases shares. AIM intends to redeem all shares of the Funds in cash. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund telephone: (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246 (elsewhere) and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by AFS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable
CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings,

(c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding.

         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         (1)  the investor fails to furnish a correct TIN to the Fund, or
         (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or
         (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or
         (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or
         (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

         Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

     o   a corporation

     o an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

     o   the United States or any of its agencies or instrumentalities

     o a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

     o a foreign government or any of its political subdivisions, agencies or instrumentalities

     o an international organization or any of its agencies or instrumentalities

     o    a foreign central bank of issue

     o a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

     o a futures commission merchant registered with the Commodity Futures Trading Commission

     o    a real estate investment trust

     o    an entity registered at all times during the tax year under the 1940
          Act

     o    a common trust fund operated by a bank under Section 584(a)

     o    a financial institution

     o a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

     o    a trust exempt from tax under Section 664 or described in Section 4947

          Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

          IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

          NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                          NET ASSET VALUE DETERMINATION

          In accordance with the current rules and regulations of the SEC, the net asset value of a share of each Fund is determined once daily as of the close of trading of the NYSE (generally 4:00 p.m. Eastern Time), on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern
Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of trading on the NYSE will generally be used. The net asset values per share of the Retail Classes and the Institutional Class will differ because different expenses are attributable to each class. The income or loss and the expenses (except those listed below) of a Fund are allocated to each class on the basis of the net assets of the Fund allocable to each such class, calculated as of the close of business on the previous business day, as adjusted for the current day's shareholder activity of each class. Distribution and service fees and transfer agency fees (to the extent different rates are charged to different classes) are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) of the Fund allocated to the class from the assets of the Fund allocated to the class and dividing the result by the total number of shares outstanding of such class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market system) is valued on the basis of prices provided by independent pricing services. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or lacking a last sale, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as dividend rate, yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or for which market quotations are not reflective of fair value are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value. (See also "Purchasing Shares - How to Purchase Shares," and "Redeeming Shares - How to Redeem Shares" and "Pricing of Shares" in the Prospectus.)

          Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

          Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor can not exchange or redeem shares of the Fund.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

          Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

          The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

          Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

          In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

          Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gains to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and captial gain net income for any taxable year, such Fund may be liable for additional federal income tax.

          In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the companies, and securities of other issuers, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

          If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY

          In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

          In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (a) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (b) the asset is otherwise held by the Fund as part of a "straddle", or (c) the asset is stock and the Fund grants certain call options with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position. Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing



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

transaction with respect to, an option written by the Fund will generally be treated as a short-term capital gain or loss. In the case of covered options, gain or loss may be long-term.

          Other hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date) unless the closed transaction exception applies.

          Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term (taxable at a maximum rate of 20% for non-corporate shareholders) and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

          Because application of the rules governing Section 1256 contracts and constructive sales may affect the character of gains or losses and/or accelerate the recognition of gains or losses from the affected investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased as compared to a fund that did not engage in transactions involving Section 1256 contracts or constructive sales.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

          A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          For purposes of the excise tax, a regulated investment company shall
(a) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (b) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

          Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

          Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

          A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. A shareholder of a Fund electing to use equalization accounting, however, is less likely to be taxed on gain recognized prior to the date the shareholder acquires his shares since such gain will in many cases have been allocated to shares of the Fund that have previously been redeemed. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

          Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3)and(4) (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend, and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, has granted certain options to buy or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (c) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends received deduction for a corporate shareholder may be disallowed or reduced (a) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund, or (b) by application of Code Section 246(b) which in general limits the dividends received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends received deduction and certain other items).

          Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. For taxable years beginning after 1997, however, certain small corporations are wholly exempt from the AMT.

          Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

          Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

          Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

          In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

          Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (c) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

          A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and
(4) (discussed above in connection with the dividends received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate that in some cases may be 19.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

          If a shareholder (a) incurs a sales load in acquiring shares of a Fund, (b) disposes of such shares less than 91 days after they are acquired, and
(c) subsequently acquires shares of the Fund or another Fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.

FOREIGN SHAREHOLDERS

          Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and return of capital distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gains.

          If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

          In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

          The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                             SHAREHOLDER INFORMATION

          This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

          TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

          SHARES CERTIFICATES. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

          SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

          Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

          Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

          TERMS AND CONDITIONS OF EXCHANGES. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

          EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

          By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

          REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

          SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

          Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

          REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). A shareholder may realize a gain or a loss on a redemption made in connection with the exercise of the reinstatement privilege. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in (or exchanged for) shares of another AIM Fund at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge.

          DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

          For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

          Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

          Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

          Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.


                            MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

          The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

AUDIT REPORTS

          The Board of Directors will issue semi-annual reports of the transactions of the Funds to the shareholders. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG Peat Marwick LLP, 700 Louisiana, NationsBank Building, Houston, Texas 77002, currently serves as the auditors of each Fund.

LEGAL MATTERS

          Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania, serves as counsel to the Company.

CUSTODIAN AND TRANSFER AGENT

          State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. A I M Fund Services, Inc., a wholly owned subsidiary of AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

          Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

          Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered into an agreement with the Company (and certain other AIM Funds), First Data Investor Service Group (formerly The Shareholder Services Group, Inc.) and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

PRINCIPAL HOLDERS OF SECURITIES

AGGRESSIVE GROWTH

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A shares of Aggressive Growth as of _______, 1998, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                                        PERCENT                    PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS A SHARES
---------------------
Merrill Lynch Pierce Fenner & Smith                      - 0 -                                  %
                                                                                    ------------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

         ___________ provided the initial capitalization of the Class B and Class C shares of Aggressive Growth and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of that Fund and therefore could be deemed to "control" that Fund as that term is defined in the 1940 Act. It is anticipated that after the commencement of the public offering of the Fund's shares, _______ will cease to control the Fund for purposes of the 1940 Act.

BLUE CHIP

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Blue Chip as of _____________, 1998, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:


                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                      OWNED OF                     OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                     - 0 -                                    %
                                                                                     ------------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                      - 0 -                                   %
                                                                                     ------------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

----------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                      OWNED OF                     OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS C SHARES
---------------------
Merrill Lynch Pierce Fenner & Smith                      - 0 -                                   %**
                                                                                     ------------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

CAPITAL DEVELOPMENT

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Capital Development as of ____________, 1998, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                      OWNED OF                     OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS A SHARES
---------------------
Merrill Lynch Pierce Fenner & Smith                      - 0 -                               %
                                                                                     --------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                      - 0 -                              %
                                                                                     -------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

----------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of the Fund may be presumed to be in "control" of such Fund, as defined in the 1940 Act.

                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                      OWNED OF                     OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS C SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                      - 0 -                               %**
                                                                                     --------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

CHARTER

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Charter as of ______________, 1998, and the Institutional Class of Charter as of February 2, 1998, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                      OWNED OF                     OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                      - 0 -                              %
                                                                                     -------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

Great-West Life and Annuity Insurance Co.                     %                       - 0 -
                                                       -------
401(k) Unit Valuations
Attn: Rod Switzer 2T2
8515 E. Orchard
Englewood, CO 80111


----------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of the Fund may be presumed to be in "control" of such Fund, as defined in the 1940 Act.

                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                      OWNED OF                     OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS B SHARES
---------------------


Merrill Lynch Pierce Fenner & Smith                    - 0 -                                 %
                                                                                      -------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                      - 0 -                               %
                                                                                      -------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

INSTITUTIONAL CLASS
-------------------

Commonwealth of Massachusetts                                 %**                      - 0 -
                                                     ---------
One Ashburton Place
12th Floor
Boston, MA  02108

CONSTELLATION

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Constellation as of __________, 1998, and of the Institutional Class of Constellation as of __________, 1998, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:


----------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of the Fund may be presumed to be in "control" of such Fund, as defined in the 1940 Act.

                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                      OWNED OF                     OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS A SHARES
---------------------
Merrill Lynch Pierce Fenner & Smith                      - 0 -                                   %
                                                                                         --------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                      - 0 -                                   %
                                                                                         --------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                      - 0 -                                 %**
                                                                                         --------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

INSTITUTIONAL CLASS
-------------------

Nationwide Ohio Variable Account                                %**                       - 0 -
                                                         -------
P.O. Box 182029
Columbus, Ohio 43218


----------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of the Fund may be presumed to be in "control" of such Fund, as defined in the 1940 Act.

                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                      OWNED OF                     OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS A SHARES
---------------------
Commonwealth of Massachusetts                                  %**                     - 0 -
                                                      ---------
One Ashburton Place
12th Floor
Boston, MA 02108

LARGE CAP

         ______________, provided the initial capitalization of Large Cap and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of that Fund and therefore could be deemed to "control" that Fund as that term is defined in the 1940 Act. It is anticipated that after commencement of the public offering of the Fund's shares, _____________, will cease to control the Fund for purposes of the 1940 Act.

WEINGARTEN

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Weingarten as of __________, 1998, and the Institutional Class of Weingarten as of _________________, 1998, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:


                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                      OWNED OF                     OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                      - 0 -                                  %
                                                                                         -------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

Great-West Life and Annuity                                    %                          - 0 -
                                                       --------
Insurance Co.
401(K) Unit Valuations
Attn: Rod Switzer 2T2
8515 E. Orchard
Englewood, CO 80111

----------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of the Fund may be presumed to be in "control" of such Fund, as defined in the 1940 Act.

                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                      OWNED OF                     OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS B SHARES
---------------------


Merrill Lynch Pierce Fenner & Smith                      - 0 -                              %
                                                                                    --------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                      - 0 -                              %
                                                                                    --------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

INSTITUTIONAL CLASS
-------------------

Commonwealth of Massachusetts                                 %**                      - 0 -
                                                      --------
One Ashburton Place
12th Floor
Boston, MA 02108

Nationwide Ohio Variable Account                         - 0 -                              %
                                                                                    --------
P. O. Box 182029
Columbus, OH 43218

Peoples Two Ten Company                                       %                        - 0 -
                                                      --------
Attn: Trust Operations, 7th Floor
C/O Summit Bank
P. O. Box 821
Hackensack, NJ 07602

         As of _______________, 1998, the directors/trustees and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each class of Blue Chip, Charter, Weingarten, Constellation, Aggressive Growth, Capital Development and Large Cap.

----------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of the Fund may be presumed to be in "control" of such Fund, as defined in the 1940 Act.

OTHER INFORMATION

The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Company has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                                    APPENDIX

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

STANDARD & POOR'S

         Commercial paper rated by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well-established, and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's Commercial Paper is rated A-1 or A-2. A-1 indicates the degree of safety regarding time of payment is very strong. A-2 indicates that the capacity for timely payment is strong, but that the relative degree of safety is not as overwhelming as for issues designated A-1.

MOODY'S

         Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or Prime-2.


                      DESCRIPTION OF CORPORATE BOND RATINGS

STANDARD & POOR'S

         AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

MOODY'S

         AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                              FINANCIAL STATEMENTS













                                       FS